UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Multi-
State Municipal Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 09/30/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

September 30, 2009

CMA Multi-State

Municipal Series Trust

CMA Arizona Municipal Money Fund

CMA California Municipal Money Fund

CMA Connecticut Municipal Money Fund

CMA Florida Municipal Money Fund

CMA Massachusetts Municipal Money Fund

CMA Michigan Municipal Money Fund

CMA New Jersey Municipal Money Fund

CMA New York Municipal Money Fund

CMA North Carolina Municipal Money Fund

CMA Ohio Municipal Money Fund

CMA Pennsylvania Municipal Money Fund

Table of Contents

Page

Dear Shareholder 3
Semi-Annual Report:
Fund Information 4
Disclosure of Expenses 6
Financial Statements:
Schedules of Investments: 7
Statements of Assets and Liabilities 32
Statements of Operations 34
Statements of Changes in Net Assets 36
Financial Highlights 40
Notes to Financial Statements 46
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements 48
Officers and Trustees 52
Additional Information 53

2 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Dear Shareholder

The past 12 months saw a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression, to exuberance and increasing optimism amid emerging signs of recovery. The period began on the heels of the infamous collapse of Lehman Brothers, which triggered an intensifying deterioration in global economic activity in the final months of 2008 and the early months of 2009 and resulted in massive government intervention (on a global scale) in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, US equities endured extreme volatility in this environment — steep declines and heightened risk aversion in the early part of the reporting period gave way to an impressive seven-month rally that began in March. This rally has pushed all major indexes well into positive territory for 2009. Stocks did experience modest setbacks in June and then again in late September and early October, but the overall trajectory was up. The experience in interna-

tional markets was similar to that in the United States. Prominent in the rally have been emerging markets, which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, but concerns about deficit spend-

ing, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. At the same time, near-zero interest rates on risk-

free assets, coupled with an improving macro environment, prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets, bidding those prices higher. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong while the Build America Bonds program has alleviated supply pressures, creating a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

Total Returns as of September 30, 2009	6-month	12-month
US equities (S&P 500 Index)	34.02%	(6.91)%
Small cap US equities (Russell 2000 Index)	43.95	(9.55)
International equities (MSCI Europe, Australasia, Far East Index)	49.85	3.23
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(3.77)	7.66
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.59	10.56
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	9.38	14.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	40.25	22.51
* Formerly a Merrill Lynch Index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Information as of September 30, 2009
Yields
	7-Day	7-Day
	SEC Yields	Yields
CMA Arizona Municipal Money Fund	0.00%	0.00%
CMA California Municipal Money Fund	0.04%	0.04%
CMA Connecticut Municipal Money Fund	0.04%	0.04%
CMA Florida Municipal Money Fund	0.04%	0.04%
CMA Massachusetts Municipal Money Fund	0.04%	0.04%
CMA Michigan Municipal Money Fund	0.04%	0.04%
CMA New Jersey Municipal Money Fund	0.04%	0.04%
CMA New York Municipal Money Fund	0.04%	0.04%
CMA North Carolina Municipal Money Fund	0.04%	0.04%
CMA Ohio Municipal Money Fund	0.08%	0.08%
CMA Pennsylvania Municipal Money Fund	0.04%	0.04%
Past performance is not indicative of future results.

Portfolio Composition
	Percent of		Percent of
CMA Arizona Municipal Money Fund	Net Assets	CMA California Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	90%	Variable Rate Demand Obligations	75%
Fixed Rate Notes	9	Fixed Rate Notes	17
Other Assets Less Liabilities	1	Tax-Exempt Commercial Paper	5
Total	100%	Put Bonds	3
		Total	100%
	Percent of		Percent of
CMA Connecticut Municipal Money Fund	Net Assets	CMA Florida Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	70%	Variable Rate Demand Obligations	92%
Fixed Rate Notes	25	Fixed Rate Notes	7
Tax-Exempt Commercial Paper	5	Put Bonds	1
Total	100%	Total	100%
	Percent of		Percent of
CMA Massachusetts Municipal Money Fund	Net Assets	CMA Michigan Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	84%	Variable Rate Demand Obligations	88%
Fixed Rate Notes	12	Put Bonds	12
Put Bonds	2	Total	100%
Tax-Exempt Commercial Paper	1
Other Assets Less Liabilities	1
Total	100%
	Percent of		Percent of
CMA New Jersey Municipal Money Fund	Net Assets	CMA New York Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	49%	Variable Rate Demand Obligations	81%
Fixed Rate Notes	43	Fixed Rate Notes	17
Put Bonds	5	Put Bonds	2
Tax-Exempt Commercial Paper	3	Total	100%
Total	100%

4 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Fund Information as of September 30, 2009 (concluded)

Portfolio Composition

Percent of
CMA North Carolina Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	83%
Fixed Rate Notes	17
Total	100%
Percent of
CMA Pennsylvania Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	81%
Fixed Rate Notes	10
Tax-Exempt Commercial Paper	5
Other Assets Less Liabilities	3
Put Bonds	1
Total	100%

Percent of
CMA Ohio Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	63%
Fixed Rate Notes	32
Put Bonds	5
Total	100%

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 5

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2009 and held through September 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by
$1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypo-
thetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the	Annualized
	April 1, 2009	September 30, 2009	Period[1]	Expense Ratio
Actual
CMA Arizona Municipal Money Fund	$1,000	$1,000.10	$2.81	0.56%
CMA California Municipal Money Fund	$1,000	$1,000.40	$2.76	0.55%
CMA Connecticut Municipal Money Fund	$1,000	$1,000.20	$2.71	0.54%
CMA Florida Money Fund	$1,000	$1,000.20	$2.96	0.59%
CMA Massachusetts Municipal Money Fund	$1,000	$1,003.70	$3.21	0.64%
CMA Michigan Municipal Money Fund	$1,000	$1,003.60	$2.76	0.55%
CMA New Jersey Municipal Money Fund	$1,000	$1,000.60	$3.11	0.62%
CMA New York Municipal Money Fund	$1,000	$1,000.30	$2.41	0.48%
CMA North Carolina Municipal Money Fund	$1,000	$1,000.30	$3.31	0.66%
CMA Ohio Municipal Money Fund	$1,000	$1,000.80	$3.66	0.73%
CMA Pennsylvania Municipal Money Fund	$1,000	$1,000.20	$2.81	0.56%
Hypothetical (5% annual return before expenses)[2]
CMA Arizona Municipal Money Fund	$1,000	$1,022.29	$2.84	0.56%
CMA California Municipal Money Fund	$1,000	$1,022.34	$2.79	0.55%
CMA Connecticut Municipal Money Fund	$1,000	$1,022.39	$2.74	0.54%
CMA Florida Money Fund	$1,000	$1,022.14	$2.99	0.59%
CMA Massachusetts Municipal Money Fund	$1,000	$1,021.89	$3.24	0.64%
CMA Michigan Municipal Money Fund	$1,000	$1,022.34	$2.79	0.55%
CMA New Jersey Municipal Money Fund	$1,000	$1,021.99	$3.14	0.62%
CMA New York Municipal Money Fund	$1,000	$1,022.69	$2.43	0.48%
CMA North Carolina Municipal Money Fund	$1,000	$1,021.79	$3.35	0.66%
CMA Ohio Municipal Money Fund	$1,000	$1,021.44	$3.70	0.73%
CMA Pennsylvania Municipal Money Fund	$1,000	$1,022.29	$2.84	0.56%
[1] Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

6 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited) CMA Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 94.6%
Ak-Chin Indian Community, RB, VRDN,
0.37%, 10/07/09 (a)	$ 400 $	400,000
Apache County IDA, Arizona, RB, FLOATS, VRDN, Tucson
Electric Power, Series 83A, 0.35%, 10/07/09 (a)(b)	1,600	1,600,000
Arizona Health Facilities Authority, Arizona, RB, VRDN (a):
Banner Health, Series C, 0.35%, 10/07/09	3,920	3,920,000
BB&T Municipal Trust, FLOATS, Series 2003, 0.35%,
10/07/09 (b)	600	600,000
FLOATS, Series 1782, 0.35%, 10/01/09 (b)	915	915,000
Arizona State Board of Regents, Arizona, Refunding RB,
VRDN, Series B, 0.22%, 10/07/09 (a)	7,340	7,340,000
Arizona State Transportation Board, RB, Maricopa County
Regional Area Road, 3.00%, 7/01/10	2,290	2,334,208
Casa Grande IDA, Arizona, RB, VRDN, Price Companies Inc.
Project, Series A, AMT, 0.55%, 10/07/09 (a)	770	770,000
Chandler IDA, RB, VRDN (a):
Red Rock Stamping Co. Project, AMT,
1.75%, 10/07/09	1,075	1,075,000
Deutsche Bank SPEARs/LIFERs Trust, SPEARs,
Series DBE-150, AMT, 0.38%, 10/07/09 (b)	2,000	2,000,000
City of Chandler, Arizona, GO, FLOATS, VRDN, Series 49TP,
0.30%, 10/07/09 (a)(b)	4,500	4,500,000
City of Mesa, Arizona, GO, 4.00%, 7/01/10	4,000	4,100,142
City of Peoria, Arizona, GO, Projects of 2000 & 2005,
Series A, 2.50%, 7/01/10	500	506,905
City of Phoenix, GO, BB&T Municipal Trust, FLOATS, VRDN,
Series 2012, 0.32%, 10/07/09 (a)(b)	3,150	3,150,000
City of Tempe, Arizona, RB, VRDN, 0.35%, 10/07/09 (a)	1,700	1,700,000
Coconino County Pollution Control Corp., Arizona, RB,
VRDN, Arizona Public Service Co. Project, AMT,
0.35%, 10/07/09 (a)	895	895,000
County of Pima Arizona, COP, 3.00%, 6/01/10	4,000	4,046,333
Maricopa County IDA, Arizona, Refunding RB, VRDN,
San Martin Apartments Project, Series A-1, AMT (FNMA),
0.44%, 10/07/09 (a)	2,000	2,000,000
Phoenix IDA, Arizona, RB, VRDN (a):
CenterTree, Series A, AMT, 0.43%, 10/07/09	2,810	2,810,000
Leggett & Platt Inc. Project, AMT, 0.69%, 10/07/09	5,170	5,170,000
Swift Aviation Services Inc. Project, AMT,
0.55%, 10/07/09	1,200	1,200,000
Phoenix IDA, Arizona, Refunding RB, VRDN,
Westward Ho Apartments Project, Series A, AMT,
0.47%, 10/07/09 (a)	3,155	3,155,000

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Pima County IDA Arizona, Refunding RB, VRDN, Broadway
Proper Retirement Community, Series A (GNMA),
0.36%, 10/07/09 (a)	$ 4,160 $	4,160,000
Pima County IDA, RB, VRDN (a):
Housing, Eastside Apartments, Series B, AMT (FNMA),
0.47%, 10/07/09	1,040	1,040,000
Industrial Development, Tucson Electric Power,
0.35%, 10/07/09	5,400	5,400,000
Pinal County Electric District No. 3, RB, VRDN, Bank of
America, Series U-1, 0.90%, 10/07/09 (a)(b)	3,500	3,500,000
Salt River Pima-Maricopa Indian Community, RB, VRDN,
0.35%, 10/07/09 (a)	1,285	1,285,000
Salt River Project Agricultural Improvement & Power District,
RB, Barclays Capital Municipal Trust Receipts, FLOATS,
VRDN, Series 9W, 0.35%, 10/07/09 (a)(b)(c)	3,750	3,750,000
Salt River Project Agricultural Improvement & Power District,
RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0141,
Class A, 0.36%, 10/07/09 (a)(b)	2,500	2,500,000
Scottsdale IDA, Arizona, RB, VRDN, Limited Obligation,
Notre Dame School, Series A, 0.45%, 10/07/09 (a)	2,066	2,066,000
Tempe IDA, Arizona, RB, VRDN, ASUF Brickyard Project,
Series A, 0.37%, 10/07/09 (a)	2,270	2,270,000
Tucson IDA, RB, VRDN (a):
Fluoresco Old Nogales Project, AMT, 1.55%, 10/07/09	1,950	1,950,000
United Way Capital Corp. Project, 0.95%, 10/07/09	2,870	2,870,000
Yavapai County IDA, Arizona, RB, VRDN, Northern Arizona
Healthcare, Series B, 0.35%, 10/07/09 (a)	3,500	3,500,000
Yavapai County IDA Arizona, Refunding RB, VRDN,
Yavapai Community Hospital Association, Series A,
0.40%, 10/07/09 (a)	3,100	3,100,000
		91,578,588
Puerto Rico — 4.6%
Puerto Rico Electric Power Authority, RB, VRDN, MSTR,
Series-36, Class A, 0.33%, 10/07/09 (a)(b)	1,500	1,500,000
Puerto Rico Highway & Transportation Authority, RB,
FLOATS, VRDN (MBIA), 1.29%, 10/07/09 (a)(b)	3,000	3,000,000
		4,500,000
Total Investments (Cost — $96,078,588*) — 99.2%		96,078,588
Other Assets Less Liabilities — 0.8%		752,399
Net Assets — 100.0%	$ 96,830,987

Portfolio Abbreviations Applicable to All Funds
To simplify the listings of the portfolio holdings in the		FHLMC	Federal Home Loan Mortgage Corp.	M/F	Multi-Family
Schedule of Investments, the names and descriptions of		FLOATS	Floating Rate Securities	MERLOTS	Municipal Exempt Receipts Liquidity
many of the securities have been abbreviated according		FNMA	Federal National Mortgage Association		Optional Tenders
to the following list:		FSA	Financial Security Assurance Inc.	MSTR	Municipal Securities Trust Receipts
ACESSM	Adjustable Convertible Extendible Securities	GAN	Grant Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	ROCS	Reset Options Certificates
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority	SAN	State Aid Notes
BAN	Bond Anticipation Notes	HFA	Housing Finance Agency	S/F	Single-Family
BHAC	Berkshire Hathaway Assurance Corp.	IDA	Industrial Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds	TAN	Tax Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	LIFERS	Long Inverse Floating Exempt Receipts	TECP	Tax-Exempt Commercial Paper
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance	TRAN	Tax Revenue Anticipation Notes
FGIC	Financial Guaranty Insurance Co.		(National Public Finance Guaranty Corp.)	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 7

Schedule of Investments (concluded) CMA Arizona Municipal Money Fund

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$ 96,078,588
Level 3	—
Total	$ 96,078,588
[1] See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

8 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited) CMA California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 99.1%
ABAG Finance Authority for Nonprofit Corp., RB, VRDN,
Series A (a):
Elder Care Alliance, 0.30%, 10/07/09	$ 5,490 $	5,490,000
Housing, Colma Bart Apartments, AMT,
0.50%, 10/07/09	10,000	10,000,000
Housing, Southport Apartments, AMT (FNMA),
0.39%, 10/07/09	19,995	19,995,000
Acalanes Union High School District, California, GO, BAN,
Series A, 3.25%, 4/01/10	3,675	3,718,814
Anaheim Public Financing Authority, RB, Deutsche Bank
SPEARs/LIFERs Trust, SPEARs, VRDN, Series DB-665,
0.32%, 10/07/09 (a)(b)	10,405	10,405,000
Azusa Public Financing Authority, RB, Deutsche Bank
SPEARs/LIFERs Trust, SPEARs, VRDN, Series DB-561
(FSA), 0.35%, 10/07/09 (a)(b)	1,105	1,105,000
California Alternative Energy Source Financing Authority,
California, Refunding RB, VRDN, GE Capital Corp., Arroyo,
Series B, AMT, 0.44%, 10/07/09 (a)	21,180	21,180,000
California Communities Note Program:
Revenue Notes, Series A5, Tulare County,
2.00%, 6/30/10	24,000	24,262,440
TRAN, 2.00%, 6/30/10	10,900	10,992,891
California Community College Financing Authority, TRAN,
Series A, 2.00%, 6/30/10	27,600	27,814,435
California Educational Facilities Authority, RB, VRDN (a):
Life Chiropractic College, 0.29%, 10/07/09	9,800	9,800,000
Loyola Marymount University, 0.50%, 10/07/09	8,100	8,100,000
California Educational Facilities Authority, TECP,
0.53%, 11/02/09	12,200	12,200,000
California HFA, RB, VRDN, Home Mortgage (a):
Series B, AMT, 2.75%, 10/07/09	10,350	10,350,000
Series D, AMT, 1.40%, 10/07/09	11,200	11,200,000
Series E-1, AMT, 0.40%, 10/07/09	19,585	19,585,000
Series F, AMT, 2.01%, 10/07/09	13,520	13,520,000
California HFA, RB, VRDN, AMT (a):
M/F, Housing, Series C, 0.48%, 10/07/09	11,775	11,775,000
Series Q, 2.15%, 10/07/09	12,555	12,555,000
California Housing Finance Agency, RB, VRDN, M/F,
Series G, AMT, 0.48%, 10/07/09 (a)	680	680,000
California Infrastructure & Economic Development Bank,
RB, VRDN (a):
California Academy, Series B, 0.27%, 10/07/09	18,000	18,000,000
J Paul, Series A-2, 0.50%, 4/01/10	7,200	7,200,000
California Infrastructure & Economic Development Bank,
TECP, 0.25%, 10/06/09	5,000	5,000,000
California Municipal Finance Authority, RB, VRDN,
Waste Management Inc. Project, Series A, AMT,
0.40%, 10/07/09 (a)	5,000	5,000,000
California Pollution Control Financing Authority, RB, VRDN,
Series A, AMT (a):
Browning Ferris Industries, 0.35%, 10/07/09	9,600	9,600,000
Burrtec Waste Group, 0.48%, 10/07/09	8,500	8,500,000
EDCO Disposal Corp. Project, 0.48%, 10/07/09	7,990	7,990,000
California Pollution Control Financing Authority, RB,
VRDN, AMT (a):
Resource Recovery, Wadham Energy, Series C,
0.40%, 10/07/09	2,300	2,300,000
Sierra Pacific Industries Inc. Project,
0.30%, 10/07/09	8,675	8,675,000
South Tahoe Refuse Project, Series A,
0.55%, 10/07/09	5,535	5,535,000
California Pollution Control Financing Authority, Refunding,
RB, VRDN, Daily, Pacific Gas & Electric Co., Series E,
0.25%, 10/07/09 (a)	4,500	4,500,000

	Par
Municipal Bonds	(000)	Value
California (continued)
California Rural Home Mortgage Finance Authority,
Refunding RB, VRDN, ROCS, Series II R 11647, AMT
(GNMA), 0.44%, 10/07/09 (a)(b)(c)	$ 4,565 $	4,565,000
California School Cash Reserve Program Authority,
California, Revenue Notes, Senior, 2009-10, Series A,
2.50%, 7/01/10	60,000	60,850,314
California State Department of Water Resources, Power
Supply Revenue Refunding Bonds, VRDN (a):
Sub-Series I-1, 0.27%, 10/07/09	8,400	8,400,000
Sub-Series J-1, 0.27%, 10/07/09	10,000	10,000,000
California State Department of Water Resources, RB,
Power Supply, VRDN, Series B-5, 0.26%, 10/07/09 (a)	17,950	17,950,000
California State Department of Water Resources, RB,
VRDN (a):
Series B-3, 0.27%, 10/07/09	20,000	20,000,000
Series C-1, 0.35%, 10/07/09	49,100	49,100,000
California State Enterprise Development Authority, RB,
VRDN, Evapco Project, AMT, 0.48%, 10/07/09 (a)	6,000	6,000,000
California Statewide Communities Development Authority,
RB, VRDN, Housing, AMT (a):
Crossings Senior Apartments, Series I,
0.39%, 10/07/09	16,285	16,285,000
Greentree Senior Apartments Project, Series P (FNMA),
0.44%, 10/07/09	7,350	7,350,000
Hallmark Housing Apartments, Series ZZ (FNMA),
0.41%, 10/07/09	6,420	6,420,000
Kimberly Woods, Series B, AMT (FNMA),
0.39%, 10/07/09	4,200	4,200,000
Knolls at Green Valley, Series FF (FNMA),
0.40%, 10/07/09	13,205	13,205,000
Oakmont Chino Hills, Series P (FNMA),
0.39%, 10/07/09	10,100	10,100,000
Oakmont of Alameda, Series WW (FNMA),
0.40%, 10/07/09	12,680	12,680,000
Second Street Senior Apartments, Series TT (FNMA),
0.43%, 10/07/09	2,255	2,255,000
Series Canyon Creek Apartments, Series C, (FNMA),
0.38%, 10/07/09	21,500	21,500,000
Vineyard Creek, Series W (FNMA), 0.39%, 10/07/09	23,500	23,500,000
California Statewide Communities Development Authority,
RB, VRDN (a):
FLOATS (BHAC), Series 2635, 0.30%, 10/07/09 (b)	6,605	6,605,000
PUTTERS, Series 1358, AMT, 0.55%, 10/07/09 (b)	27,420	27,420,000
PUTTERS, Series 2680, 0.50%, 10/07/09 (b)	16,700	16,700,000
Rady Children’s Hospital, Series A, 0.43%, 10/07/09	6,200	6,200,000
Westgate Pasadena Apartments, Series G, AMT,
0.30%, 10/07/09	55,250	55,250,000
California Statewide Communities Development Authority,
TECP, 0.37%, 10/22/09	18,250	18,250,000
City of Big Bear Lake California, RB, VRDN, Southwest
Gas Corp. Project, Series A, AMT, 0.41%, 10/07/09 (a)	5,400	5,400,000
City of Carlsbad California, RB, VRDN, The Greens
Apartments, Series A, AMT, 0.59%, 10/07/09 (a)	14,015	14,015,000
City of Loma Linda California, Refunding RB, VRDN,
Housing, Loma Linda Springs, AMT (FNMA),
0.44%, 10/07/09 (a)	19,430	19,430,000
City of Los Angeles California, GO, TRAN:
2.50%, 4/28/10	7,100	7,183,413
2.50%, 5/28/10	15,000	15,200,506
City of Milpitas California, RB, VRDN, Housing, Crossing at
Montague, Series A, AMT (FNMA), 0.38%, 10/07/09 (a)	20,000	20,000,000
City of Pleasanton California, RB, VRDN, Assisted Living
Facilities Financing, 0.32%, 10/07/09 (a)	8,700	8,700,000
City of San Jose California, RB, VRDN, AMT (a):
Carlton, Series A (FNMA), 0.44%, 10/07/09	12,000	12,000,000
Siena (FHLMC), 0.38%, 10/07/09	49,500	49,500,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 9

Schedule of Investments (continued) CMA California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
City of San Jose, Refunding RB, Deutsche Bank SPEARs/
LIFERs Trust, SPEARs, VRDN, AMT (AMBAC) (a)(b):
Series DB-480, 0.35%, 10/07/09	$ 9,880 $	9,880,000
Series DB-484, 0.35%, 10/07/09	20,865	20,865,000
Series DBE-544, 0.35%, 10/07/09	9,020	9,020,000
City of San Jose California, Refunding RB, VRDN, Series
Almaden Lake Village Apartments, Series A, AMT (FNMA),
0.52%, 10/07/09 (a)	2,000	2,000,000
City of Santa Rosa California, RB, VRDN, Crossings at
Santa Rosa, Series A, AMT, 0.45%, 10/07/09 (a)	9,000	9,000,000
City of Simi Valley California, RB, VRDN, AMT (a):
Parker Ranch Project, Series A (FNMA),
0.38%, 10/07/09	12,500	12,500,000
Shadowridge Apartments (FHLMC), 0.39%, 10/07/09	19,100	19,100,000
City of Sunnyvale California, COP, VRDN, Refunding,
Government Center Site, Series A, 0.32%, 10/07/09 (a)	5,000	5,000,000
County of Contra Costa California, RB, VRDN, AMT (a):
Creekview Apartments, Series B (FHLMC),
0.38%, 10/07/09	17,700	17,700,000
Pleasant Hill Bart Transit, Series A, 0.41%, 10/07/09	30,000	30,000,000
County of Los Angeles California, Revenue Notes, TRAN,
Series A, 2.50%, 6/30/10	60,000	60,756,450
County of San Bernardino California, Notes, TRAN,
2.00%, 6/30/10	20,000	20,238,350
County of Sacramento, RB, Deutsche Bank SPEARs/
LIFERs Trust, SPEARs, VRDN, Series DB-646, AMT,
0.35%, 10/07/09 (a)(b)	92,640	92,640,000
County of Santa Clara California, GO, TRAN,
2.00%, 6/30/10	15,700	15,875,128
East Bay Municipal Utility District, California, TECP,
0.35%, 12/09/09	16,500	16,500,000
East Bay Municipal Utility District, Refunding RB, VRDN (a):
Sub-Series A-1, 0.40%, 10/07/09	39,370	39,370,000
Sub-Series A-2, 0.30%, 10/07/09	7,575	7,575,000
Sub-Series A-2, 0.40%, 10/07/09	19,690	19,690,000
Sub-Series A-3, 0.30%, 10/07/09	7,580	7,580,000
Sub-Series B (FSA), 0.40%, 10/07/09	7,795	7,795,000
East Bay Municipal Utility District TECP:
0.35%, 10/13/09	13,900	13,900,000
0.47%, 11/03/09	19,400	19,400,000
Elsinore Valley Municipal Water District, California, COP,
VRDN, Refunding, Series B, 0.42%, 10/07/09 (a)	3,930	3,930,000
Golden Empire Schools Financing Authority, California,
Refunding RB, VRDN, Kern High School District Projects,
2.50%, 10/07/09 (a)	20,100	20,100,000
Golden State Tobacco Securitization Corp., California, RB,
FLOATS, VRDN, Series 2040, 0.47%, 10/07/09 (a)(b)	10,000	10,000,000
Golden State Tobacco Securitization Corp., Refunding RB,
VRDN, Deutsche Bank SPEARs/LIFERs Trust, SPEARs,
Series DBE625 (AMBAC), 0.32%, 10/07/09 (a)(b)	12,530	12,530,000
Los Angeles California Unified School District, GO, TRAN,
2.00%, 8/12/10	31,000	31,367,888
Los Angeles Community College District, California,
GO, Eagle Tax-Exempt Trust, VRDN, Series 2008-0057,
Class A, 0.36%, 10/07/09 (a)	5,000	5,000,000
Los Angeles Community Redevelopment Agency, California,
RB, VRDN, Hollywood & Vine Apartments, Series A, AMT
(FNMA), 0.38%, 10/07/09 (a)	34,400	34,400,000
Los Angeles County Schools, California, GO, TRAN,
Series A, 2.50%, 6/30/10	15,900	16,094,497
Los Angeles Department of Water & Power, RB,
VRDN (a)(b):
FLOATS, Series 1103, 0.32%, 10/07/09	3,280	3,280,000
ROCS, Series II R-11625 (FGIC), 0.36%, 10/07/09 (c)	7,000	7,000,000

	Par
Municipal Bonds	(000)	Value
California (continued)
Metropolitan Water District Southern California Waterworks,
RB, VRDN (a):
Eagle Tax-Exempt Trust 20070044 Class A,
0.36%, 10/07/09	$ 7,000 $	7,000,000
Series B-2 (Citibank N.A), 0.28%, 10/07/09	11,000	11,000,000
Metropolitan Water District of Southern California,
Refunding RB, VRDN, Series C, 0.30%, 10/07/09 (a)	120	120,000
Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, VRDN, Series C-1,
0.28%, 10/07/09 (a)	2,500	2,500,000
Modesto Irrigation District Financing Authority, RB, VRDN,
MSTR, SGC 44, Class A (MBIA), 0.32%, 10/07/09 (a)(b)	9,845	9,845,000
Orange County Sanitation District, COP, FLOATS, VRDN,
Series 2928, 0.32%, 10/07/09 (a)(b)	5,885	5,885,000
Regional Airports Improvement Corp., California,
RB, VRDN, Los Angeles International Airport, AMT,
0.39%, 10/07/09 (a)	13,600	13,600,000
Riverside County IDA, California, RB, VRDN, Universal
Forest Products, AMT, 0.54%, 10/07/09 (a)	3,300	3,300,000
Sacramento Housing Authority, RB, VRDN, Housing, AMT (a):
Greenfair Apartments, Series G, 0.45%, 10/07/09	11,000	11,000,000
Lofts at Natomas Apartments, Series F (FNMA),
0.39%, 10/07/09	19,190	19,190,000
Sacramento Regional County Sanitation District, RB, VRDN,
MSTR, Class A (FGIC) (a)(b):
SGC-47, 0.32%, 10/07/09	2,850	2,850,000
SGC-49, 0.32%, 10/07/09 (c)	2,500	2,500,000
Sacramento Suburban Water District, COP, VRDN,
Refunding, Series A, 0.35%, 10/07/09 (a)	6,000	6,000,000
Sacramento Transportation Authority, RB, VRDN, Limited
Tax Measure (a):
Series A, 0.35%, 10/07/09	40,000	40,000,000
Series B, 0.35%, 10/07/09	7,900	7,900,000
San Diego County Regional Transportation Commission,
RB, VRDN, Limited Tax (a):
Series C, 0.35%, 10/07/09	14,785	14,785,000
Series D, 0.40%, 10/07/09	18,630	18,630,000
San Diego Housing Authority, California, RB, VRDN, AMT (a):
Bay Vista Apartments Project, Series A (FNMA),
0.39%, 10/07/09	4,800	4,800,000
Studio 15, Series B, 0.45%, 10/07/09	3,000	3,000,000
San Francisco City & County Airports Commission,
Refunding RB, VRDN (a):
Second Series 37C (FSA), 0.45%, 10/07/09	26,600	26,600,000
Second Series B, 0.75%, 9/15/10	10,500	10,500,000
San Francisco City & County Redevelopment Agency,
Refunding RB, VRDN, Housing, Fillmore Center,
Series B-2, AMT (FHLMC), 0.38%, 10/07/09 (a)	6,750	6,750,000
San Jose Financing Authority, RB, VRDN, ROCS, Series II,
R-11629 (BHAC), 0.36%, 10/07/09 (a)(b)(c)	3,000	3,000,000
San Jose International Airport, TECP, AMT,
1.10%, 10/01/09	21,596	21,596,000
San Mateo Foster City School District, California, GO, BAN,
1.75%, 3/01/10	13,600	13,660,137
Santa Clara Unified School District, California, GO, TRAN,
1.50%, 6/30/10	9,500	9,576,380
Santa Monica-Malibu Unified School District California,
GO, BAN, 2.00%, 7/30/10	7,900	7,998,082
State of California, GO:
5.75%, 12/01/09 (d)	8,720	8,861,168
5.75%, 3/01/10 (d)	3,000	3,096,723
FLOATS, VRDN, Series 2178, 0.34%, 10/07/09 (a)(b)	13,042	13,042,000
ROCS, VRDN, Series II-R-622PB (BHAC),
0.50%, 10/07/09 (a)(b)	2,435	2,435,000
State of California, GO (FGIC), 5.88%, 10/01/09 (d)	3,075	3,106,075

See Notes to Financial Statements.

10 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
State of California, GO, VRDN (a):
Daily, Kindergarten, University, Series A-5,
0.29%, 10/07/09	$ 17,425 $	17,425,000
Series B-6, 0.30%, 10/07/09	6,400	6,400,000
State of California, GO, FLOATS, VRDN (a)(b):
Series A-2, 0.29%, 10/07/09	47,100	47,100,000
Series A-3, 0.26%, 10/07/09	20,000	20,000,000
Series 2661, 0.34%, 10/07/09	7,702	7,701,500
Series 2813, 0.47%, 10/07/09	5,200	5,200,000
State of California, GO, ROCS, VRDN, Series II, R-846
(BHAC), 0.38%, 10/07/09 (a)(b)	15,055	15,055,000
University of California, RB, PUTTERS, VRDN, (a)(b):
Series 1231 (MBIA), 0.45%, 10/07/09	20,715	20,715,000
Series 2475, 0.30%, 10/07/09	520	520,000
		1,957,573,191
Puerto Rico — 0.8%
Commonwealth of Puerto Rico, GO, PUTTERS, VRDN,
Series 204 (FSA), 0.85%, 10/07/09 (a)(b)	7,060	7,060,000
Puerto Rico Highway & Transportation Authority, Refunding
RB, BB&T Municipal Trust, FLOATS, VRDN, Series 2035
(AGC), 0.30%, 10/07/09 (a)(b)	7,760	7,760,000
		14,820,000
Total Investments (Cost — $1,972,393,191*) — 99.9%		1,972,393,191
Other Assets Less Liabilities — 0.1%		2,324,634
Net Assets — 100.0%	$1,974,717,825

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$1,972,393,191
Level 3	—
Total	$1,972,393,191
[1] See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 11

Schedule of Investments September 30, 2009 (Unaudited) CMA Connecticut Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 94.6%
City of Groton Connecticut, GO, BAN, 2.25%, 10/08/09	$ 3,300 $	3,300,898
City of Milford Connecticut, GO, BAN, 1.25%, 11/05/09	16,000	16,013,273
City of New Haven Connecticut, TECP:
0.35%, 10/06/09	7,000	7,000,000
0.40%, 12/02/09	10,000	10,000,000
0.40%, 12/03/09	4,000	4,000,000
Connecticut HFA, RB, VRDN (a):
ROCS, Series II-R-402, 0.44%, 10/07/09 (b)	1,940	1,940,000
Housing, CIL Realty Inc., 0.35%, 10/07/09	1,575	1,575,000
Housing Mortgage Finance Program, Series A-3, AMT,
0.47%, 10/07/09	15,525	15,525,000
Housing Mortgage Finance, Sub-Series E-4, AMT,
0.47%, 10/07/09	8,555	8,555,000
Mortgage Finance, Series D, AMT, 0.43%, 10/07/09	7,557	7,557,000
Sub-Series B-4, AMT, 0.41%, 10/07/09	11,300	11,300,000
Connecticut State Development Authority, RB,
Solid Waste, Rand/Whitney Project, VRDN, AMT,
0.36%, 10/07/09 (a)	11,435	11,435,000
Connecticut State Development Authority, RB, VRDN,
AMT (a):
Cheshire CPL, 0.45%, 10/07/09	1,720	1,720,000
Reflexite Corp. Project, Series A, 0.45%, 10/07/09	840	840,000
Reflexite Corp. Project, Series B, 0.45%, 10/07/09	935	935,000
Connecticut State, HFA, Housing Mortgage Finance
Program, Revenue Refunding Bonds, VRDN, AMT,
Series E, 0.30%, 10/07/09 (a)	6,900	6,900,000
Connecticut State Health & Educational Facility Authority,
RB, Austin Trust, VRDN, Bank of America (a)(b):
Series 2008-352, 0.85%, 10/07/09	24,870	24,870,000
Series 2008-1080, 0.30%, 10/07/09	2,636	2,636,000
Connecticut State Health & Educational Facility
Authority, RB, FLOATS, VRDN, Series 1884 (FSA),
0.32%, 10/07/09 (a)(b)	11,065	11,065,000
Connecticut State Health & Educational Facility Authority,
RB, VRDN (a):
Avon Old Farms School, Series A, 0.32%, 10/07/09	3,090	3,090,000
Boys & Girls Club, Series A, 0.55%, 10/07/09	4,825	4,825,000
Danbury Hospital, Series J, 0.31%, 10/07/09	16,450	16,450,000
Gaylord Hospital, Series B, 0.32%, 10/07/09	11,410	11,410,000
Greenwich Adult Day Care, Series A,
0.40%, 10/07/09	3,320	3,320,000
Greenwich Family YMCA, Series A, 0.40%, 10/07/09	5,725	5,725,000
Greenwich Hospital, Series C, 0.35%, 10/07/09	18,500	18,500,000
Hartford Hospital, Series B, 0.32%, 10/07/09	5,000	5,000,000
Health Care Capital Asset, Series A-1,
0.32%, 10/07/09	1,180	1,180,000
Health Care Capital Asset, Series B-1,
0.32%, 10/07/09	10,000	10,000,000
Hospital Central Connecticut, Series A,
0.33%, 10/07/09	6,670	6,670,000
King & Low, Heywood School, Series A,
0.55%, 10/07/09	9,895	9,895,000
Kingswood, Oxford School, Series B,
1.30%, 10/07/09	4,600	4,600,000
Saint Joseph College, Series B, 0.42%, 10/07/09	9,725	9,725,000
University New Haven, Series E, 0.31%, 10/07/09	6,705	6,705,000
Wesleyan University, Series E, 0.35%, 10/07/09	1,700	1,700,000
Whitby School, Series A, 0.30%, 10/07/09	2,205	2,205,000
Yale New Haven Hospital, Series K2,
0.30%, 10/07/09	4,000	4,000,000

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Hartford County Metropolitan District Connecticut, GO,
Refunding, BAN, 2.00%, 7/15/10	$ 15,000 $	15,182,574
Hartford Redevelopment Agency, Refunding RB,
VRDN, Housing, Underwood Tower Project (FSA),
0.45%, 10/07/09 (a)	14,145	14,145,000
New Canaan Housing Authority, RB, VRDN, Village at
Waveny Care Center, 0.32%, 10/07/09 (a)	2,985	2,985,000
Regional School District No. 010, GO, BAN:
1.50%, 8/05/10	6,000	6,045,911
1.75%, 10/22/09	1,720	1,721,034
State of Connecticut, GO, BAN, Series A, 2.00%, 4/28/10	10,000	10,087,577
State of Connecticut, GO (a):
FLOATS, VRDN, Series 514, 0.33%, 10/07/09 (b)	10,000	10,000,000
Series A, 2.00%, 10/07/09	14,000	14,075,315
VRDN, Series A-1, 0.35%, 10/07/09	26,000	26,000,000
State of Connecticut, RB, VRDN, Second Lien,
Transportation Infrastructure, Series 1 (FSA),
0.47%, 10/07/09 (a)	12,000	12,000,000
Town of Bethel Connecticut, GO, BAN, 0.75%, 11/30/09	12,856	12,861,931
Town of Newtown Connecticut, GO, BAN, 1.00%, 2/24/10	3,000	3,006,921
Town of Redding Connecticut, GO, BAN, 1.25%, 10/27/09	4,765	4,767,322
Town of Vernon Connecticut, GO, BAN, 1.50%, 2/11/10	3,710	3,718,099
Town of Watertown Connecticut, GO, BAN,
1.25%, 2/03/10	5,000	5,011,927
Town of Wilton Connecticut, GO, BAN, 1.00%, 2/09/10	6,000	6,008,834
Waterford Connecticut, GO, BAN, 1.50%, 8/12/10	15,000	15,125,272
		434,909,888
Puerto Rico — 5.3%
Commonwealth of Puerto Rico, GO, VRDN,
Refunding, Public Improvement, Series A-2 (FSA),
0.50%, 10/07/09 (a)	7,700	7,700,000
Puerto Rico Highway & Transportation Authority, RB,
VRDN (a)(b):
FLOATS, 1.29%, 10/07/09	4,600	4,600,000
ROCS, Series II R-10327Ce, 1.25%, 10/07/09	12,000	12,000,000
		24,300,000
Total Investments (Cost — $459,209,888*) — 99.9%		459,209,888
Other Assets Less Liabilities — 0.1%		745,965
Net Assets — 100.0%	$ 459,955,853
* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

12 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA Connecticut Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$459,209,888
Level 3	—
Total	$459,209,888
[1] See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 13

Schedule of Investments September 30, 2009 (Unaudited) CMA Florida Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 99.8%
Broward County, Florida, School Board, COP, VRDN,
0.37%, 10/07/09 (a)	$ 5,645 $	5,645,000
Broward County HFA, RB, VRDN, Sailboat Bend Artist
Lofts Project, AMT, 0.40%, 10/07/09 (a)	750	750,000
Collier County IDA, RB, VRDN, March Project, AMT,
0.69%, 10/07/09 (a)	2,270	2,270,000
Collier County IDA, Refunding RB, VRDN, Allete Inc.
Project, AMT, 0.44%, 10/07/09 (a)	2,000	2,000,000
County of Broward Florida, GO, Parks & Land Preservation
Project, 5.00%, 10/07/09	1,370	1,385,632
County of Broward, Refunding, GO, BB&T Municipal Trust,
FLOATS, VRDN, Series 2015, 0.32%, 10/07/09 (a)(b)	400	400,000
County of Escambia Florida, RB, VRDN, Gulf Power Co.
Project, First Series, 1.75%, 10/07/09 (a)	7,000	7,000,000
County of Miami-Dade, RB, Deutsche Bank SPEARs/
LIFERs Trust, SPEARs, VRDN, Series DBE-538, 0.35%,
10/07/09 (a)(b)	2,230	2,230,000
County of Palm Beach Florida, RB, VRDN (a):
Flight Safety Project, AMT, 0.49%, 10/07/09	17,895	17,895,000
Galaxy Aviation Airport, AMT, 0.60%, 10/07/09	1,235	1,235,000
Morse Obligation Group, 0.33%, 10/07/09	700	700,000
County of Saint Johns Florida, RB, ROCS, VRDN, Series II
R-755PB, 0.43%, 10/07/09 (a)(b)	5,000	5,000,000
Dade County IDA Florida, Refunding RB, VRDN,
Exempt Facilities, Florida Power and Light Co.,
0.34%, 10/07/09 (a)	2,400	2,400,000
Florida Housing Finance Corp., RB, ROCS, VRDN, Series II
R-11209, AMT, 0.44%, 10/07/09 (a)(b)	6,390	6,390,000
Florida Housing Finance Corp., RB, VRDN (a):
Boynton Bay Apartments, AMT, 0.50%, 10/07/09	1,700	1,700,000
Cutler Riverside Apartments, AMT, 0.45%, 10/07/09	6,000	6,000,000
ROCS, Series II R-11688, AMT,
0.44%, 10/07/09 (b)(c)	2,725	2,725,000
Florida State Board of Education, GO, JP Morgan
Chase PUTTERS/DRIVERS Trust, VRDN, Series 3251,
0.33%, 10/07/09 (a)(b)	995	995,000
Highlands County Health Facilities Authority, RB, VRDN,
Hospital, Adventist Health System (a):
Series A, 0.28%, 10/07/09	300	300,000
Series A, 0.35%, 10/07/09	975	975,000
Series C, 0.28%, 10/07/09	1,000	1,000,000
Hillsborough County HFA, M/F, RB, VRDN, Claymore
Crossings Apartments, AMT, 0.48%, 10/07/09 (a)	3,750	3,750,000
Jacksonville Economic Development Commission,
RB, VRDN, Holland SheltAir, Series A-1, AMT,
0.55%, 10/07/09 (a)	2,880	2,880,000
Jacksonville HFA, RB, VRDN, AMT (a):
Christine Cove Apartments, 0.48%, 10/07/09	1,500	1,500,000
Hartwood Apartments, 0.45%, 10/07/09	4,035	4,035,000
Jacksonville Health Facilities Authority, Refunding RB,
VRDN, Baptist, Series D, 0.31%, 10/07/09 (a)	5,455	5,455,000
Jacksonville Port Authority, RB, VRDN, AMT, 0.45%,
10/07/09 (a)	6,840	6,840,000
Lee Memorial Health System Florida, RB, VRDN, Series B,
0.30%, 10/07/09 (a)	1,000	1,000,000
Manatee County School District, GO, TAN,
3.00%, 10/07/09	3,500	3,500,900

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Miami-Dade County Educational Facilities Authority,
Florida, RB, VRDN, Florida Memorial College Project,
0.37%, 10/07/09 (a)	$ 2,960 $	2,960,000
Miami-Dade County IDA, RB, VRDN, Ram Investments
Project, AMT, 0.64%, 10/07/09 (a)	2,610	2,610,000
Miami-Dade County IDA, Refunding RB, VRDN, Florida
Power & Light Co. Project, AMT, 0.36%, 10/07/09 (a)	400	400,000
Multi-State, RB, BB&T Municipal Trust, FLOATS,
VRDN (a)(b):
Series 1010, 0.35%, 10/07/09	2,815	2,815,000
Series 1020, 0.35%, 10/07/09	6,000	6,000,000
Series 1034, 0.35%, 10/07/09 (c)	6,248	6,247,500
Orange County IDA, RB, VRDN, Central Florida YMCA
Project, 0.37%, 10/07/09 (a)	1,070	1,070,000
Orlando Utilities Commission, RB, FLOATS, VRDN,
Series 3023, 0.35%, 10/07/09 (a)(b)(c)	5,875	5,875,000
Orlando Utilities Commission, Revenue Notes, Refunding,
Series B-1, 2.00%, 10/07/09	7,650	7,728,944
Pasco County School Board, COP, VRDN, Series C,
0.35%, 10/07/09 (a)	2,700	2,700,000
Sunshine State Governmental Financing Commission, RB,
VRDN, 0.43%, 10/07/09 (a)	9,405	9,405,000
Volusia County School Board, GO, TAN, 3.00%, 9/07/10	7,500	7,677,560
Total Investments (Cost — $153,445,536*) — 99.8%		153,445,536
Other Assets Less Liabilities — 0.2%		326,897
Net Assets — 100.0%	$ 153,772,433
* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

14 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA Florida Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$ 153,445,536
Level 3	—
Total	$ 153,445,536
[1] See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 15

Schedule of Investments September 30, 2009 (Unaudited) CMA Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 98.7%
City of Beverly Massachusetts, GO, BAN,
1.50%, 10/21/09	$ 10,270 $	10,275,301
City of Haverhill Massachusetts, GO, BAN, State Qualified,
Series A, 1.50%, 9/01/10	7,000	7,052,420
Commonwealth of Massachusetts, Clipper Tax-Exempt
Certificates Trust, COP, VRDN, Series 2009-3,
0.45%, 10/07/09 (a)(b)	4,040	4,040,000
Commonwealth of Massachusetts, GO, VRDN (a):
Consolidated Loan, Series A, 0.42%, 10/07/09	15,600	15,600,000
FLOATS, Series SG-126, 0.40%, 10/07/09 (b)	3,255	3,255,000
Refunding, Series A, 0.40%, 10/07/09	14,775	14,775,000
Refunding, Series B, 0.35%, 10/07/09	11,920	11,920,000
Commonwealth of Massachusetts, RB, FLOATS, VRDN,
1.31%, 10/07/09 (a)(b)	15,000	15,000,000
Commonwealth of Massachusetts, Refunding GO,
BB&T Municipal Trust, FLOATS, VRDN, Series 2005,
0.30%, 10/07/09 (a)(b)	1,650	1,650,000
Commonwealth of Massachusetts, VRDN, Series O,
0.43%, 10/07/09 (a)	2,790	2,790,000
Massachusetts Bay Transportation Authority, RB, Clipper
Tax-Exempt Certificate Trust, VRDN, Series 2007-18,
0.43%, 10/07/09 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation Authority, RB, FLOATS,
VRDN, Floater Certificates, Series SG-156,
0.36%, 10/07/09 (a)(b)(c)	2,805	2,805,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Assumption College, Series A, 0.35%, 10/07/09	7,150	7,150,000
Babson College, Series A, 0.30%, 10/07/09	5,300	5,300,000
Boston University, 0.20%, 10/07/09	4,600	4,600,000
Cell Signaling Technology, AMT, 0.55%, 10/07/09	800	800,000
Concord Foods Issue, AMT, 0.55%, 10/07/09	2,180	2,180,000
Housing, Avalon Acton Apartments, AMT, 0.47%,
10/07/09	7,000	7,000,000
Housing, Midway Studios Project, Series A, AMT,
1.60%, 10/07/09	5,155	5,155,000
Institute For Development Disabilities,
0.55%, 10/07/09	10,370	10,370,000
Melmark New England, 0.37%, 10/07/09	1,400	1,400,000
V&S Taunton Galvanizing, AMT, 1.75%, 10/07/09	2,490	2,490,000
Worcester Polytechnic, Series A, 0.32%, 10/07/09	7,745	7,745,000
Y.O.U. Inc., 0.35%, 10/07/09	8,805	8,805,000
Massachusetts HFA, Massachusetts, RB, VRDN, Series F,
0.35%, 10/07/09 (a)	10,000	10,000,000
Massachusetts Health & Educational Facilities Authority,
RB, BB&T Municipal Trust, FLOATS, VRDN, Series 56,
0.31%, 10/07/09 (a)(b)(c)	5,000	5,000,000
Massachusetts Health & Educational Facilities Authority,
RB, Macon Trust, VRDN, Series 2007-310, 0.90%,
10/07/09 (a)(b)	5,070	5,070,000
Massachusetts Health & Educational Facilities Authority,
RB, VRDN (a):
Northeastern University, Series W, 0.30%, 10/07/09	5,000	5,000,000
Partners Health, Series P1, 0.35%, 10/07/09	4,500	4,500,000
Pool Loan, Series O-1, 0.27%, 10/07/09	3,000	3,000,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Industrial Finance Agency, RB, VRDN (a):
AFC Cable System Inc. Issue, AMT, 0.55%, 10/07/09 $	1,230 $	1,230,000
Development, Garlock Printing Corp., AMT,
0.55%, 10/07/09	600	600,000
Development, Tamasi Family Issue, AMT,
1.50%, 10/07/09	800	800,000
EL Harvey & Sons, AMT, 0.55%, 10/07/09	420	420,000
Gem Group Inc. Issue, AMT, 0.55%, 10/07/09	1,470	1,470,000
JHC Assisted Living, Series A, 0.37%, 10/07/09	4,985	4,985,000
Multi-Mode, Development, 225 Bodwell Project, AMT,
0.45%, 10/07/09	4,000	4,000,000
Multi-Mode, Development, BBB Esquire LLC, AMT,
0.40%, 10/07/09	1,200	1,200,000
Multi-Mode, Development, Oct Co. Inc. Project, AMT,
0.40%, 10/07/09	2,800	2,800,000
Massachusetts Industrial Finance Agency, Refunding RB,
VRDN, Lightolier Inc. Project, 0.40%, 10/07/09 (a)	5,000	5,000,000
Massachusetts Industrial Finance Agency, VRDN,
E L Harvey & Sons Inc., 0.55%, 10/07/09 (a)	795	795,000
Massachusetts School Building Authority, RB, PUTTERS,
VRDN, Series 1197, 0.48%, 10/07/09 (a)(b)	7,150	7,150,000
Massachusetts State Development Finance Agency, TECP,
0.15%, 11/09/09	2,900	2,900,000
Massachusetts State Turnpike Authority, RB, Clipper
Tax-Exempt Certificate Trust, Series 2007-48, VRDN,
0.35%, 10/07/09 (a)(b)	8,970	8,970,000
Massachusetts State Water Pollution Abatement, RB,
VRDN (a)(b):
MSTR, Series SGA 87, 0.38%, 10/07/09	3,970	3,970,000
ROCS, Series II R-11537PB, 0.36%, 10/07/09	12,445	12,445,000
Massachusetts State Water Resource Authority
Revenue Refunding Bonds, VRDN, Sub-Series C,
0.33%, 10/07/09 (a)	15,000	15,000,000
Town of Barnstable Massachusetts, GO, BAN, Series B,
1.00%, 1/29/10	2,705	2,708,150
Town of Canton Massachusetts, GO, BAN, 1.25%, 5/28/10	5,401	5,422,755
Town of Falmouth Massachusetts, GO, BAN,
1.50%, 3/12/10	4,000	4,013,453
Town of West Tisbury Massachusetts, GO, BAN,
2.50%, 10/15/09	4,000	4,001,297
		279,608,376
Puerto Rico — 0.5%
Puerto Rico Highway & Transportation Authority, RB,
FLOATS, VRDN, 1.29%, 10/07/09 (a)(b)	1,400	1,400,000
Total Investments (Cost — $281,008,376*) — 99.2%		281,008,376
Other Assets Less Liabilities — 0.8%		2,357,473
Net Assets — 100.0%	$ 283,365,849
* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

16 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA Massachusetts Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$ 281,008,376
Level 3	—
Total	$ 281,008,376
[1] See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 17

Schedule of Investments September 30, 2009 (Unaudited) CMA Michigan Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 77.5%
Battle Creek Housing Corp., Michigan, RB, VRDN Housing
Revenue Series 1997-A, 0.40%, 10/07/09 (a)	$ 715 $	715,000
Berrien County EDC, Michigan, RB, VRDN, Economic
Development, Arlington Corp. Project, AMT,
1.55%, 10/07/09 (a)	1,650	1,650,000
Central Michigan University, Michigan, Refunding RB,
VRDN, General, Series A, 0.35%, 10/07/09 (a)	150	150,000
City of Detroit, Michigan, RB, VRDN, ROCS, Series II
R-11448, 0.38%, 10/07/09 (a)(b)	5,000	5,000,000
City of Rockford, Michigan, RB, VRDN, Limited Obligation,
Alloy Exchange Project, AMT, 1.55%, 10/07/09 (a)	1,200	1,200,000
Green Lake Township Economic Development Corp.,
Refunding RB, VRDN, Interlochen Center Project,
0.30%, 10/07/09 (a)	1,000	1,000,000
Lakeview School District, Michigan, GO, VRDN, School
Building & Site, Series B, 0.35%, 10/07/09 (a)	17,435	17,435,000
Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project,
AMT, 0.55%, 10/07/09 (a)	1,000	1,000,000
Marquette County EDC, Michigan, RB, VRDN, Pioneer
Labs Inc. Project, Series A, AMT, 0.56%, 10/07/09 (a)	400	400,000
Michigan State HDA, RB, VRDN (a):
Baldwin Villas Project, AMT, 0.55%, 10/07/09	2,500	2,500,000
Housing, Berrien Woods III, Series A, AMT,
0.43%, 10/07/09	5,615	5,615,000
Limited Obligation, Housing, Arbors, Series A, AMT,
0.45%, 10/07/09	2,235	2,235,000
Series A, AMT, 0.35%, 10/07/09	4,345	4,345,000
Series E, AMT, 0.41%, 10/07/09	3,000	3,000,000
Series F, AMT, 0.43%, 10/07/09	7,600	7,600,000
Michigan State HDA, Refunding RB, VRDN, Series D,
0.30%, 10/07/09 (a)	4,500	4,500,000
Michigan State Hospital Finance Authority, Michigan, RB,
VRDN (a):
Ascension Health Senior Credit, Series B-3,
0.35%, 10/07/09	1,600	1,600,000
Ascension Health Senior Credit, Series B-7,
0.35%, 10/07/09	2,500	2,500,000
Ascension, Series B-1, 0.70%, 10/07/09	7,000	7,000,000
Michigan State University, RB, VRDN, FLOATS, General,
Series A-2, 0.27%, 10/07/09 (a)(b)	14,850	14,850,000
Michigan Strategic Fund, RB, VRDN (a):
Alphi Manufacturing Inc. Project, AMT,
0.65%, 10/07/09	800	800,000
C & M Manufacturing Corp. Inc. Project, AMT,
1.55%, 10/07/09	1,870	1,870,000
Continental Carbonic Products, AMT,
0.45%, 10/07/09	1,770	1,770,000
Drake Enterprises Project, AMT, 1.55%, 10/07/09	1,700	1,700,000
Glastender Inc. Project, AMT, 1.55%, 10/07/09	1,200	1,200,000
Golden Keys Development LLC Project, AMT,
0.70%, 10/07/09	2,025	2,025,000
Limited Obligation, GNP Real Estate, AMT,
0.60%, 10/07/09	1,760	1,760,000
Merrill Tool Holding Co. Project, Series A, AMT,
0.99%, 10/07/09	825	825,000
Merrill Tool Holding Co. Project, Series B, AMT,
0.76%, 10/07/09	1,250	1,250,000
Packaging Direct Inc. Project, AMT, 0.71%, 10/07/09	1,685	1,685,000
Pioneer Labs Inc. Project, AMT, 0.55%, 10/07/09	400	400,000
Richwood Industries Inc. Project, AMT,
0.75%, 10/07/09	2,100	2,100,000
Riverwalk Properties LLC Project, AMT,
0.55%, 10/07/09	1,800	1,800,000
Vector Investments Project, AMT, 0.56%, 10/07/09	1,100	1,100,000

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Michigan Strategic Fund, Refunding RB, VRDN, Consumers
Energy Co., 0.30%, 10/07/09 (a)	$ 5,700 $	5,700,000
Oakland County EDC, Michigan, RB, VRDN (a):
Pratt & Miller Engineering, AMT, 0.60%, 10/07/09	2,500	2,500,000
Schain Mold & Engineering, AMT, 1.55%, 10/07/09	1,900	1,900,000
Oakland County EDC, Michigan, Refunding RB, VRDN,
Cranbrook Educational, 0.35%, 10/07/09 (a)	4,000	4,000,000
RBC Municipal Products Inc. Trust, RB, FLOATS,
Series L-24, AMT, 0.49%, 10/07/09 (b)	4,900	4,900,000
Romeo Community School District, Michigan, GO,
Building & Site Bonds, 5.00%, 10/07/09 (c)	2,250	2,309,739
Saline Area Schools, Michigan, GO, VRDN, Refunding,
0.35%, 10/07/09 (a)	4,830	4,830,000
University of Michigan, RB, VRDN, Hospital, Series A (a):
0.35%, 10/07/09	7,000	7,000,000
0.40%, 10/07/09	4,000	4,000,000
Waterford School District, Michigan, GO, SAN,
2.25%, 9/23/10	6,500	6,531,325
Wayne County Airport Authority, Refunding RB, VRDN (a):
Detroit Metropolitan, Series C1, AMT,
0.37%, 10/07/09	10,500	10,500,000
Series E, AMT, 0.55%, 10/07/09	10,900	10,900,000
Series F, AMT, 0.42%, 10/07/09	5,900	5,900,000
		175,551,064
Puerto Rico — 22.4%
Commonwealth of Puerto Rico, Public Improvement, GO,
Refunding, VRDN, Series A-8, 0.24%, 10/07/09 (a)	5,000	5,000,000
Commonwealth of Puerto Rico, Refunding GO, VRDN,
Public Improvement, Series C5, 0.49%, 10/07/09 (a)	15,000	15,000,000
Commonwealth of Puerto Rico, Refunding RB, Austin Trust,
VRDN, Series 2008-355, 0.80%, 10/07/09 (a)	10,125	10,125,000
Puerto Rico Electric Power Authority, Refunding RB, VRDN,
MSTR, Series SGC 57, Class A, 0.33%, 10/07/09 (a)(b)	10,080	10,080,000
Puerto Rico Highway & Transportation Authority, RB,
VRDN (a)(b):
FLOATS, 1.29%, 10/07/09	5,000	5,000,000
ROCS, Series II R-10327Ce, 1.25%, 10/07/09	5,700	5,700,000
		50,905,000
Total Investments (Cost — $226,456,064*) — 99.9%		226,456,064
Other Assets Less Liabilities — 0.1%		205,365
Net Assets — 100.0%	$ 226,661,429
* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at no premium to par.

See Notes to Financial Statements.

18 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA Michigan Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$ 226,456,064
Level 3	—
Total	$ 226,456,064
[1] See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 19

Schedule of Investments September 30, 2009 (Unaudited) CMA New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 96.4%
Borough of Carlstadt, New Jersey, GO, BAN, 1.50%,
1/29/10	$ 9,100 $	9,122,446
Borough of Carteret, NJ, GO, BAN, 3.50%, 10/23/09	3,900	3,902,396
Borough of Chatham, NJ, GO, BAN, 1.50%, 10/01/10	3,137	3,157,892
Borough of Florham Park, New Jersey, GO, BAN,
1.50%, 2/03/10	3,125	3,132,595
Borough of Glen Rock, New Jersey, GO, BAN,
1.50%, 1/22/10	5,347	5,361,095
Borough of Haddon Heights, New Jersey, GO, BAN,
1.50%, 6/14/10	3,171	3,177,707
Borough of Monmouth Beach, New Jersey, GO, BAN,
5.00%, 10/23/09	1,367	1,367,412
Borough of Oakland, New Jersey, GO, BAN,
2.00%, 2/11/10	5,627	5,638,122
Borough of Saddle River, New Jersey, GO, BAN,
1.00%, 4/01/10	6,266	6,278,794
Camden County Improvement Authority, RB, VRDN,
Special, 0.42%, 10/07/09 (a)	1,975	1,975,000
City of Lambertville, New Jersey, GO, BAN, 2.50%, 3/05/10	5,872	5,894,034
City of Summit, New Jersey, GO:
BAN, 2.25%, 2/05/10	1,000	1,003,461
Temporary Notes, 1.00%, 6/18/10	3,500	3,513,953
County of Mercer, New Jersey, GO, BAN, Series A,
2.25%, 1/14/10	3,100	3,112,313
County of Middlesex, New Jersey, GO, BAN,
1.25%, 6/09/10	3,465	3,484,086
County of Passaic, New Jersey, GO, BAN, 1.50%, 4/13/10	19,000	19,074,601
Elmond Park, New Jersey, GO, Refunding, BAN, 2.00%,
8/13/10	4,098	4,120,659
Garden State Preservation Trust, RB, VRDN, FLOATS (a)(b):
Barclays Capital Municipal Trust Receipts, Series 24B
(FSA), 0.35%, 10/07/09 (c)	12,345	12,345,000
Series DCL 006 (FSA), 1.10%, 10/07/09	6,120	6,120,000
Hudson County Improvement Authority, RB, VRDN, FLOATS,
Essential Purpose Pooled Governmental Loan Program,
0.35%, 10/07/09 (a)(b)	500	500,000
Lenape Regional High School District, GO, GAN,
3.50%, 12/23/09	5,750	5,756,418
Mahwah Township, New Jersey, GO, BAN, 1.50%, 8/13/10	3,950	3,975,866
New Jersey EDA, RB, VRDN, FLOATS (a)(b)(c):
Series 3008, 0.47%, 10/07/09	24,695	24,695,000
Series 3032, 0.33%, 10/07/09	6,000	6,000,000
New Jersey EDA, RB, VRDN (a):
Applewood Estates Project, Series B,
0.35%, 10/07/09	200	200,000
BP Tower & Metro Project, Series B, AMT,
0.59%, 10/07/09	1,910	1,910,000
Esarc Inc. Project, 0.54%, 10/07/09	2,420	2,420,000
Facilities, Construction, Sub-Series R-2,
0.26%, 10/07/09	1,000	1,000,000
Fixed, Urban League Project, 0.49%, 10/07/09	2,530	2,530,000
Frisch School Project, 0.26%, 10/07/09	2,500	2,500,000
Jewish Family Service, 0.54%, 10/07/09	915	915,000
MZR Real Estate LP Project, AMT, 0.64%, 10/07/09	6,915	6,915,000
Marina Energy LLC, Series A, AMT, 0.37%, 10/07/09	9,200	9,200,000
PB Tower & Metro Project, Series A, AMT,
0.59%, 10/07/09	3,505	3,505,000
Port Newark Container LLC, AMT, 0.37%, 10/07/09	9,000	9,000,000
Presbyterian Homes Assisted, Series A,
0.32%, 10/07/09	6,265	6,265,000
Presbyterian Homes Assisted, Series B,
0.32%, 10/07/09	4,085	4,085,000
Wyckoff Family YMCA Inc. Project, 0.40%, 10/07/09	6,050	6,050,000

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, VRDN (a):
Jewish Community Metro West, 0.54%, 10/07/09	$ 5,400 $	5,400,000
School Facilities Construction, Series V-1,
0.47%, 10/07/09	15,000	15,000,000
School Facilities Construction, Series V-2,
0.50%, 10/07/09	19,700	19,700,000
School Facilities Construction, Series V-4,
0.38%, 10/07/09	600	600,000
New Jersey EDA, TECP, 1.00%, 10/06/09	33,000	33,000,000
New Jersey Educational Facilities Authority, RB, VRDN,
Centenary College, Series A, 0.35%, 10/07/09 (a)	7,355	7,355,000
New Jersey Health Care Facilities Financing Authority, RB,
VRDN (a):
Recovery Management System Inc., 0.35%, 10/07/09	1,940	1,940,000
Robert Wood Johnson, Series A-3, 0.29%, 10/07/09	1,400	1,400,000
Series A 4, 0.35%, 10/07/09	5,340	5,340,000
Virtua Health Care, Series D, 0.32%, 10/07/09	2,100	2,100,000
Wiley Mission Project, 0.37%, 10/07/09	10,215	10,215,000
New Jersey Health Care Facilities Financing Authority,
Refunding RB, Austin Trust, VRDN Certificates, Bank of
America, Series 2008-353, 0.90%, 10/07/09 (a)	4,000	4,000,000
New Jersey State Higher Education Assistance Authority,
RB, VRDN (a)(b):
RBC Municipal Products Inc. Trust, FLOATS,
Series L-35, AMT, 0.49%, 10/07/09	25,245	25,245,000
RBC Municipal Products Inc. Trust, FLOATS,
Series L-36, AMT, 0.49%, 10/07/09	11,500	11,500,000
ROCS, Series II0, R-11571, AMT (AGC),
0.59%, 10/07/09	7,360	7,360,000
New Jersey State Housing & Mortgage Finance Agency,
RB, VRDN, S/F Housing (a):
Series N, 0.41%, 10/07/09	8,700	8,700,000
Series O, AMT, 0.48%, 10/07/09	10,000	10,000,000
Series Q, AMT, 0.70%, 10/07/09	59,700	59,700,000
Series R, AMT, 0.70%, 10/07/09	30,770	30,770,000
Series V, AMT, 0.35%, 10/07/09	7,375	7,375,000
Series Z, AMT, 0.38%, 10/07/09	6,000	6,000,000
New Jersey State Turnpike Authority, RB, VRDN (a):
ROCS, Series II R-10380, 0.38%, 10/07/09 (b)(c)	22,550	22,550,000
Series C-1 (FSA), 0.50%, 10/07/09	48,000	48,000,000
New Jersey Transportation Trust Fund Authority, RB,
VRDN (a)(b):
Clipper Tax-Exempt Certificate Trust, Series 2009-30,
0.35%, 10/07/09	59,315	59,315,000
Deutsche Bank SPEARS/LIFERS Trust, SPEARS,
Series DB-447 (FSA), 0.38%, 10/07/09	6,750	6,750,000
New Jersey Transportation Trust Fund Authority, RB, VRDN,
FLOATS, Series DCL, 041 (FSA), 1.10%, 10/07/09 (a)(b)	11,060	11,060,000
Newark Housing Authority, RB, VRDN, Deutsche Bank
SPEARS/LIFERS Trust, SPEARS, Series DBE-511, 0.38%,
10/07/09 (a)(b)	5,370	5,370,000
Newark Housing Authority, Refunding RB, VRDN, BB&T
Municipal Trust, FLOATS, Series 2044, 0.31%,
10/07/09 (a)(b)	4,360	4,360,000
Port Authority of New York & New Jersey, RB, VRDN:
FLOATS, Series 766 (FSA), 0.42%, 10/07/09 (a)(b)	1,500	1,500,000
FLOATS, Series 2977, AMT, 0.40%, 10/07/09 (a)(b)(c)	3,335	3,335,000
PUTTERS, Series 1546, 0.31%, 10/07/09 (a)(b)	5,710	5,710,000
PUTTERS, Series 3095, 0.31%, 10/07/09 (a)(b)	8,400	8,400,000
Versatile Structure Obligation, Series 1R, AMT,
0.34%, 10/01/09 (a)	80,100	80,100,000
Versatile Structure Obligation, Series 4, AMT,
0.31%, 10/01/09 (a)	78,400	78,400,000
Versatile Structure Obligation, Series 6, AMT,
0.31%, 10/01/09 (a)	43,100	43,100,000

See Notes to Financial Statements.

20 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Port Authority of New York & New Jersey, Refunding RB,
VRDN, JPMorgan Chase PUTTERS/DRIVERS Trust,
PUTTERS (a)(b)(c):
Series 3176, AMT, 0.46%, 10/07/09	$ 27,860 $	27,860,000
Series 3193, AMT, 0.46%, 10/07/09	12,995	12,995,000
Tobacco Settlement Financing Corp., New Jersey, RB,
FLOATS, VRDN, Series 2959, 0.95%, 10/07/09 (a)(b)(c)	4,550	4,550,000
Town of Boonton, New Jersey, GO, BAN, 2.00%, 1/22/10	3,156	3,160,311
Town of Secaucus, New Jersey, GO, BAN:
1.50%, 1/15/10	14,014	14,047,339
1.00%, 6/18/10	7,107	7,127,764
Township of Brick, New Jersey, GO, BAN, Series A,
1.50%, 11/20/09	14,620	14,638,039
Township of Bridgewater, New Jersey, GO, BAN:
1.50%, 3/10/10	9,100	9,134,293
1.50%, 1/28/10	9,100	9,127,060
Township of Chester, New Jersey, GO, BAN, 1.25%, 2/26/10	3,209	3,215,628
Township of Cranbury, New Jersey, GO, BAN:
2.00%, 1/14/10	3,026	3,031,281
2.50%, 6/11/10	427	429,972
Township of Cranford, New Jersey, GO, BAN,
1.50%, 2/04/10	5,788	5,804,227
Township of Fairfield, New Jersey, GO, BAN,
1.50%, 2/26/10	5,489	5,502,710
Township of Hazlet, New Jersey, GO, BAN, 2.00%, 7/30/10	4,022	4,033,852
Township of Hillsborough, New Jersey, GO, BAN,
2.25%, 12/11/09	3,049	3,051,321
Township of Hopewell, New Jersey, GO, BAN,
1.50%, 4/16/10	4,512	4,526,961
Township of Jefferson, New Jersey, GO, BAN,
1.50%, 6/30/10	5,096	5,122,637
Township of Lacey, New Jersey, GO, BAN, 1.50%, 7/23/10	6,686	6,707,965
Township of Long Beach, New Jersey, GO, BAN,
3.50%, 12/16/09	3,118	3,128,571
Township of Millburn, New Jersey, GO, BAN,
1.50%, 1/15/10	3,820	3,827,884
Township of Nutley, New Jersey, GO, BAN,
4.00%, 12/18/09	1,534	1,537,221
Township of Readington, New Jersey, GO, BAN,
1.50%, 2/04/10	22,000	22,057,717
Township of Robbinsville, New Jersey, GO, BAN,
1.50%, 9/22/10	11,346	11,407,537
Township of Scotch Plains, New Jersey, GO, BAN,
1.50%, 1/22/10	7,800	7,820,813
Township of Sparta, New Jersey, GO, BAN:
1.25%, 2/26/10	9,320	9,339,151
1.50%, 5/28/10	4,924	4,953,440
Township of Stafford, New Jersey, GO, BAN,
1.50%, 6/01/10	6,500	6,532,882
Township of Teaneck, New Jersey, GO, BAN,
1.25%, 7/06/10	5,950	5,972,985
Township of Verona, New Jersey, GO, BAN, 1.50%, 8/13/10	4,431	4,456,168
Township of Warren, New Jersey, GO, BAN, 2.00%, 6/30/10	1,775	1,786,808
Township of Wayne, New Jersey, GO, BAN, 2.00%, 9/17/10	7,300	7,387,296
Township of West Milford, New Jersey, GO, BAN,
1.50%, 4/16/10	15,386	15,440,449
Township of West Orange, New Jersey, GO, BAN,
1.50%, 4/08/10	6,341	6,370,585
Township of Woodbridge, New Jersey, GO, BAN,
1.50%, 7/02/10	6,000	6,033,633
		1,111,973,350

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 3.6%
Commonwealth of Puerto Rico, Refunding RB, Austin Trust,
VRDN, Bank of America, Series 2008-355, 0.80%,
10/07/09 (a)(b)	$ 41,475 $	41,475,000
Total Investments (Cost — $1,153,448,350*) — 100.0%		1,153,448,350
Other Assets Less Liabilities — 0.0%		107,480
Net Assets — 100.0%	$1,153,555,830
* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:
		Investments in
Valuation Inputs		Securities
		Assets
Level 1		—
Level 2[1]	$1,153,448,350
Level 3		—
Total	$1,153,448,350
[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 21

Schedule of Investments September 30, 2009 (Unaudited) CMA New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 100.3%
Albany County Airport Authority, New York, Refunding RB,
VRDN, Series A, AMT, 0.47%, 10/07/09 (a)	$ 13,905 $	13,905,000
Albany Industrial Development Agency, RB, VRDN, Albany
Medical Center Hospital, Series C, 0.37%, 10/07/09 (a)	1,840	1,840,000
Arlington New York Central School District, GO:
Refunding, BAN, 2.25%, 8/20/10	1,960	1,983,262
TAN, 1.00%, 11/06/09	3,548	3,549,414
Bayport-Blue Point, New York Unified School District, GO,
TAN, 1.25%, 6/30/10	7,434	7,476,658
Beekmantown Central School District, New York, GO, BAN,
1.50%, 5/07/10	5,221	5,237,495
Cattaraugus County Development Agency, New York, RB,
VRDN, Gowanda Electronics Corp., Series A, AMT,
1.80%, 10/07/09 (a)	1,545	1,545,000
Central Islip Union Free School District, New York, GO:
BAN, 1.50%, 9/15/10	6,825	6,870,419
TAN, 1.50%, 6/30/10	25,625	25,777,786
Chautauqua County Industrial Development Agency, RB,
VRDN, NRG Dunkirk Power Project, 0.22%, 10/07/09 (a)	13,000	13,000,000
City of Long Beach, New York, GO, BAN, 1.75%, 10/29/09	10,000	10,005,205
City of New York, New York, GO, VRDN, ROCS, Series II R
251A, 0.68%, 10/07/09 (a)(b)	30,000	30,000,000
City of New York, New York, GO, VRDN (a):
Fiscal 2008, Sub-Series J-11, 0.37%, 10/07/09	12,300	12,300,000
Series E, Sub-Series E-3, 0.26%, 10/07/09	1,000	1,000,000
Series F-4, 0.30%, 10/07/09	6,860	6,860,000
Series F-5, 0.32%, 10/07/09	11,675	11,675,000
Sub-Series A-3, 0.30%, 10/07/09	25,800	25,800,000
Sub-Series A-9, 0.23%, 10/07/09	2,520	2,520,000
Sub-Series C-2, 0.32%, 10/07/09	7,615	7,615,000
Sub-Series C-3, 0.35%, 10/07/09	12,815	12,815,000
Sub-Series E-2, 0.28%, 10/07/09	2,800	2,800,000
Sub-Series F-3, 0.40%, 10/07/09	5,725	5,725,000
Sub-Series H-6, 0.37%, 10/07/09	9,515	9,515,000
Sub-Series L-5, 0.31%, 10/07/09	3,000	3,000,000
Sub-Series L-6, 0.26%, 10/07/09	800	800,000
Cohoes Industrial Development Agency, RB, VRDN, Eddy
Cohoes Project, 0.35%, 10/07/09 (a)	7,600	7,600,000
County of Chautauqua, New York, GO, BAN,
2.25%, 1/15/10	9,996	10,026,677
Erie County Fiscal Stability Authority, Revenue Notes,
BAN, Series A, 2.00%, 5/19/10	31,500	31,717,295
Erie County Industrial Development Agency,
RB, VRDN, Claddagh Commission Inc. Project,
1.60%, 10/07/09 (a)	1,025	1,025,000
Guilderland Central School District, New York, GO, BAN,
1.50%, 6/18/10	11,815	11,877,857
Guilderland Industrial Development Agency, New York,
RB, VRDN, Multi-Mode, West Turnpike, Series A,
1.60%, 10/07/09 (a)	1,995	1,995,000
Harborfields Central School District, New York, GO, TAN,
2.00%, 6/25/10	14,600	14,757,937
Hastings-On-Hudson Union Free School District, New York,
GO, TAN, 1.00%, 10/09/09	3,770	3,770,513
Hicksville Union Free School District, New York, GO, TAN,
1.25%, 6/25/10	5,000	5,021,968
Hyde Park Central School District, New York, GO, BAN,
1.50%, 6/25/10	7,040	7,041,086
Irvington Union Free School District, New York, GO, TAN,
1.75%, 6/18/10	3,300	3,320,089
Levittown Union Free School District, New York, GO,
Refunding, BAN, 1.50%, 7/16/10	5,200	5,232,691
Lindenhurst Union Free School District, New York, GO,
Refunding, BAN, 1.50%, 7/08/10	4,750	4,785,252

	Par
Municipal Bonds	(000)	Value
New York (continued)
Long Island Power Authority, RB, VRDN, Sub-Series 2A,
0.36%, 10/07/09 (a)	$ 12,160 $	12,160,000
Metropolitan Transportation Authority, Refunding RB, VRDN,
Sub-Series B-2, 0.30%, 10/07/09 (a)	6,675	6,675,000
Middletown City School District, New York, GO, BAN,
1.50%, 8/26/10	12,750	12,853,107
Miller Place Union Free School District, New York, GO, TAN,
1.50%, 6/30/10	4,185	4,216,132
Monroe County Industrial Development Agency, RB, VRDN,
Industrial Development, Klein Steel Service, AMT,
0.50%, 10/07/09 (a)(c)	7,515	7,515,000
Mount Pleasant Central School District, New York, GO, TAN,
1.25%, 11/03/09	4,200	4,201,383
Mount Sinai Union Free School District, New York, GO, TAN,
1.75%, 6/30/10	10,500	10,585,758
Nassau County Industrial Development Agency, RB, VRDN,
Clinton Plaza Senior Housing Project, AMT (FNMA),
0.60%, 10/07/09 (a)	13,250	13,250,000
Nassau Health Care Corp., RB, VRDN,
0.22%, 10/07/09 (a)	6,500	6,500,000
New York City Housing Development Corp., RB, VRDN, ROCS,
Series II R-11699, AMT, 0.44%, 10/07/09 (a)(b)(c)	6,560	6,560,000
New York City Housing Development Corp., RB, VRDN (a):
155 West 21st Street Development, Series A, AMT
(FNMA), 0.33%, 10/07/09	11,500	11,500,000
1405 Fifth Ave Apartments, Series A, AMT,
0.32%, 10/07/09	9,500	9,500,000
Atlantic Court Apartments, Series A, AMT (FHLMC),
0.38%, 10/07/09	10,900	10,900,000
Balton, Series A, 0.35%, 10/07/09	5,000	5,000,000
Brittany Development, Series A, AMT (FNMA),
0.36%, 10/07/09	24,830	24,830,000
Lyric Development, Series A, AMT (FNMA),
0.36%, 10/07/09	12,765	12,765,000
Mortgage, Parkview II Apartments, Series A, AMT,
0.40%, 10/07/09	4,255	4,255,000
One Columbus Place Development, Series A, AMT
(FNMA), 0.36%, 10/07/09	13,700	13,700,000
Related, Sierra Development, Series A, AMT (FNMA),
0.36%, 10/07/09	14,065	14,065,000
Related, West 89th Street Development, Series A, AMT,
0.33%, 10/07/09	35,400	35,400,000
Series A, AMT (FNMA), 0.36%, 10/07/09	35,400	35,400,000
Series A-1-B, AMT, 0.40%, 10/07/09	11,505	11,505,000
Series I-2, AMT, 0.72%, 10/07/09	13,250	13,250,000
Series M, 0.55%, 10/07/09	7,800	7,800,000
Series M, 1.20%, 10/07/09	11,400	11,400,000
Susans Court, Series A, AMT, 0.40%, 10/07/09	19,000	19,000,000
West 43rd Street Development, Series A, AMT (FNMA),
0.36%, 10/07/09	19,400	19,400,000
West 61st Street Apartments, Series A, AMT (FNMA),
0.33%, 10/07/09	15,000	15,000,000
West End Towers, Series A, AMT (FNMA),
0.36%, 10/07/09	34,000	34,000,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT,
0.39%, 10/07/09	14,000	14,000,000
College of Mt. Saint Vincent, Series B,
0.29%, 10/07/09	2,350	2,350,000
Heart Share Human Services, Series A,
0.28%, 10/07/09	4,255	4,255,000
Liberty, FC Hanson Office, 0.25%, 10/07/09	12,500	12,500,000
Refunding & Improvement, Touro College,
0.35%, 10/07/09	5,835	5,835,000

See Notes to Financial Statements.

22 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (continued) CMA New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Industrial Development Agency, Refunding
RB, VRDN, Brooklyn Heights, 0.28%, 10/07/09 (a)	$ 5,975 $	5,975,000
New York City Municipal Water Finance Authority, RB:
PUTTERS, VRDN, Series 988, 0.31%, 10/07/09 (a)(b)	10,665	10,665,000
ROCS, Series II R-11756, 0.35%, 10/07/09 (b)(c)	7,000	7,000,000
VRDN, FLOATS, Series 1501, 0.33%, 10/07/09 (a)(b)	5,980	5,980,000
VRDN, PUTTERS, Series 2559,
0.31%, 10/07/09 (a)(b)	1,775	1,775,000
VRDN, ROCS, Series II R-9301,
0.36%, 10/07/09 (a)(b)(c)	7,985	7,985,000
VRDN, Sub-Series F1B, 0.25%, 10/07/09 (a)	21,000	21,000,000
New York City, Municipal Water Finance Authority,
Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series
2009-0047, Class A, 0.36%, 10/07/09 (a)(c)	22,675	22,675,000
New York City New York, JPMorgan Chase Putters,
DRIVERS Trust, GO, VRDN, PUTTERS, Series 3282,
0.31%, 10/07/09 (a)(b)(c)	3,325	3,325,000
New York City, Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series A-2, 0.30%, 10/07/09	30,415	30,415,000
NYC Recovery, Series 3, Sub-Series 3 G,
0.35%, 10/07/09	47,810	47,810,000
Special Tax, Future Tax Secured, Series C,
0.40%, 10/07/09	10,000	10,000,000
Sub-Series 2B, 0.40%, 10/07/09	20,350	20,350,000
Sub-Series 2C, 0.30%, 10/07/09	1,655	1,655,000
New York City Trust for Cultural Resources, RB, VRDN,
Lincoln Center Arts (a):
Series B-1, 0.35%, 10/07/09	3,750	3,750,000
Series B-2, 0.23%, 10/07/09	9,800	9,800,000
New York City Trust for Cultural Resources, Refunding
RB, VRDN, Manhattan School Music, Series A,
0.27%, 10/07/09 (a)	7,050	7,050,000
New York Convention Center Development Corp., RB, VRDN,
Eclipse Funding Trust, Series 2006-0004, Solar Eclipse,
New York, 0.32%, 10/07/09 (a)	20,575	20,575,000
New York Liberty Development Corporation, BB&T
Municipal Trust, RB, FLOATS, VRDN, Series 2025,
0.31%, 10/07/09 (a)(b)(c)	15,855	15,855,000
New York Local Government Assistance Corp., New York,
RB, VRDN (a):
Series A, 0.40%, 10/07/09	31,300	31,300,000
Series B, 0.35%, 10/07/09	2,020	2,020,000
Series C, 0.35%, 10/07/09	8,500	8,500,000
Series E, 0.35%, 10/07/09	15,135	15,135,000
New York Local Government Assistance Corp., New York,
Refunding RB, VRDN (a):
Senior Lien, Series B-BV, 0.35%, 10/07/09	3,300	3,300,000
Subordinate Lien, Series 4V (FSA), 0.50%, 10/07/09	21,500	21,500,000
Subordinate Lien, Series B-3V, 0.40%, 10/07/09	37,000	37,000,000
New York Mortgage Agency, New York, RB, VRDN (a):
Homeowner Mortgage, Series 125, AMT, 0.38%,
10/07/09	25,000	25,000,000
Homeowner Mortgage, Series 129, AMT, 0.43%,
10/07/09	26,000	26,000,000
Non Ace, Home, Series 162, 0.28%, 10/07/09	8,300	8,300,000
Non Ace, Series 159, 0.37%, 10/07/09	10,000	10,000,000
ROCS, Series II R-11701, AMT, 0.44%,
10/07/09 (b)(c)	9,905	9,905,000
ROCS, Series II R-11705, AMT, 0.44%,
10/07/09 (b)(c)	6,780	6,780,000
ROCS, Series II R-11707, AMT, 0.44%,
10/07/09 (b)(c)	6,210	6,210,000
Series 147, AMT, 0.45%, 10/07/09	25,000	25,000,000
New York Mortgage Agency, RB, VRDN, Mortgage,
37th Series, AMT, 0.45%, 10/07/09 (a)	19,800	19,800,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State Commissioner General Services, RB,
VRDN, People State of NY, Certificates Lease,
0.33%, 10/07/09 (a)	$ 12,359 $	12,359,000
New York State Dormitory Authority, JPMorgan Chase
Putters, DRIVERS Trust, RB, VRDN, PUTTERS,
Series 3280, 0.31%, 10/07/09 (a)(b)(c)	3,325	3,325,000
New York State Dormitory Authority, RB:
FLOATS, Series 3011, (FHA), 0.33%, 10/07/09 (b)(c)	9,905	9,905,000
PUTTERS, Series 1955, 0.31%, 10/07/09 (b)	6,615	6,615,000
VRDN, City University, Consolidated 5th, Series C,
0.22%, 10/07/09 (a)	4,000	4,000,000
VRDN, Columbia University, Series A,
0.23%, 10/07/09 (a)	15,000	15,000,000
VRDN, Cornell University, Series B,
0.35%, 10/07/09 (a)	4,600	4,600,000
VRDN, Eagle Tax-Exempt Trust, Series 2006-0164,
Class A, 0.36%, 10/07/09 (a)(b)	17,000	17,000,000
VRDN, Eagle Tax-Exempt Trust, Series 2007-0002,
Class A, 0.36%, 10/07/09 (a)(b)	21,800	21,800,000
VRDN, Mental Health Services, Sub-Series D-2F,
0.30%, 10/07/09 (a)	7,465	7,465,000
VRDN, Mental Health Services, Sub-Series D-2H,
0.32%, 10/07/09 (a)	3,000	3,000,000
VRDN, ROCS, Series II R-11560,
0.36%, 10/07/09 (a)(b)	2,200	2,200,000
VRDN, Rockefeller University, Series A-2,
0.35%, 10/07/09 (a)	8,300	8,300,000
VRDN, Rockefeller University, Series B,
0.30%, 10/07/09 (a)	6,700	6,700,000
New York State Energy Research & Development
Authority, RB, VRDN, Consolidated Edison Company
of New York (a):
Sub-Series C-1, AMT, 0.44%, 10/07/09	5,400	5,400,000
Sub-Series C-2, AMT, 0.40%, 10/07/09	6,000	6,000,000
Sub-Series C-3, AMT, 0.42%, 10/07/09	27,500	27,500,000
New York State Energy Research & Development Authority,
Refunding RB, VRDN, New York State Electric (a):
Series B, 0.33%, 10/07/09	7,000	7,000,000
Series C, 0.29%, 10/07/09	8,200	8,200,000
New York State Energy Research & Development Authority,
Refunding RB, VRDN, New York State Electric & Gas (a):
Series D1, 0.25%, 10/07/09	17,500	17,500,000
Series D2, 0.25%, 10/07/09	3,500	3,500,000
New York State Environmental Facilities Corp.,
New York, RB, VRDN, PUTTERS, Series 2900,
0.31%, 10/07/09 (a)(b)	3,500	3,500,000
New York State, HFA, RB, VRDN (a):
80 DeKalb Avenue Apartments, Series A, AMT,
0.37%, 10/07/09	32,850	32,850,000
125 West 31st Street Housing, Series A, AMT (FNMA),
0.33%, 10/07/09	15,000	15,000,000
240 East 39th Street Housing, AMT,
0.36%, 10/07/09	29,100	29,100,000
316 Eleventh Avenue Housing, Series A, AMT (FNMA),
0.33%, 10/07/09	25,000	25,000,000
360 West 43, Series A, AMT (FNMA),
0.33%, 10/07/09	23,565	23,565,000
750 6th Avenue, Series A, AMT (FNMA),
0.33%, 10/07/09	5,000	5,000,000
1500 Lexington Avenue, Series A, AMT (FNMA),
0.35%, 10/07/09	4,400	4,400,000
Housing, 363 West 30th Street, Series A, AMT
(FHLMC), 0.36%, 10/07/09	12,150	12,150,000
Housing, Gethsemane Apartments, Series A, AMT
(FNMA), 0.36%, 10/07/09	12,000	12,000,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 23

Schedule of Investments (continued) CMA New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State, HFA, RB, VRDN (a) (concluded):
Housing, Grace Towers, Series A, AMT (FHLMC),
0.36%, 10/07/09	$ 4,975 $	4,975,000
Housing, Kew Gardens Hills, Series A, AMT (FNMA),
0.36%, 10/07/09	5,600	5,600,000
Housing, Series A, AMT (FNMA), 0.38%, 10/07/09	22,900	22,900,000
Series Avalon Bowery Place II, Series A, AMT,
0.40%, 10/07/09	25,000	25,000,000
Victory Housing, Series 2001, Series A, AMT (FHLMC),
0.33%, 10/07/09	12,700	12,700,000
Victory Housing, Series 2002, Series A, AMT (FHLMC),
0.33%, 10/07/09	19,000	19,000,000
West 33rd Street Housing, Series A, AMT (FNMA),
0.36%, 10/07/09	3,400	3,400,000
Worth Street, Series A, AMT (FNMA), 0.33%, 10/07/09	9,100	9,100,000
Worth Street, Series A, AMT (FNMA), 0.45%, 10/07/09	4,500	4,500,000
New York State, HFA, Refunding RB, VRDN (a):
Series C, 0.30%, 10/07/09	6,900	6,900,000
Series M-1, 0.34%, 10/07/09	2,200	2,200,000
Series M-2, 0.34%, 10/07/09	4,200	4,200,000
New York State, Urban Development Corp., RB, VRDN,
PUTTERS, Series 2750, 0.31%, 10/07/09 (a)(b)	5,000	5,000,000
North Shore, Central School District, New York, GO, TAN,
1.25%, 6/23/10	4,175	4,197,985
Oneida County Industrial Development Agency, New York,
RB, VRDN, Rome Properties LLC Project, AMT,
1.75%, 10/07/09 (a)	3,835	3,835,000
Onondaga County Industrial Development Agency,
New York, RB, VRDN (a):
G A Braun Inc. Project, AMT, 0.50%, 10/07/09	9,995	9,995,000
Peregrine International LLC Project, AMT,
0.45%, 10/07/09	1,575	1,575,000
Syracuse University Project, Series B,
0.35%, 10/07/09	3,815	3,815,000
Oswego County Industrial Development Agency, New York,
RB, VRDN, O H Properties Inc. Project, Series A,
0.50%, 10/07/09 (a)	1,510	1,510,000
Otsego County Industrial Development Agency, New York,
RB, VRDN, Templeton Foundation Project, Series A,
1.50%, 10/07/09 (a)	2,740	2,740,000
Peekskill New York City School District, GO, VRDN,
1.75%, 10/07/09 (a)	4,567	4,593,528
Penfield Central School District, New York, GO, BAN,
1.25%, 1/29/10	11,000	11,021,652
Pleasantville Union Free School District, New York, GO,
BAN, 1.25%, 5/04/10	13,500	13,561,995
Port Authority of New York & New Jersey, RB:
FLOATS, Series 2977, AMT, 0.40%, 10/07/09 (b)(c)	7,110	7,110,000
VRDN, FLOATS, Series 766 (FSA),
0.42%, 10/07/09 (a)(b)	1,745	1,745,000
VRDN, PUTTERS, Series 2945, AMT,
0.46%, 10/07/09 (a)(b)	1,665	1,665,000
Port Jefferson New York Union Free School District, GO,
TAN, 1.50%, 6/30/10	8,050	8,101,085
Port Washington, New York, Union Free School District, GO,
TAN, 2.00%, 6/23/10	13,965	14,122,294
Ramapo Housing Authority, New York, RB, VRDN,
Fountainview College Road, 0.50%, 10/07/09 (a)	14,490	14,490,000
Rensselaer County Industrial Development Agency
New York, RB, VRDN, The Sage Colleges Project,
Series A, 0.45%, 7/15/10 (a)	5,770	5,770,000
Riverhead Central School District New York, GO, TAN,
1.25%, 6/30/10	20,000	20,089,434

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Rockland County Industrial Development Agency,
New York, RB, VRDN, Dominican College Project (a):
Series A, 0.30%, 10/07/09	$ 15,660 $	15,660,000
Series B, 0.30%, 10/01/10	2,920	2,920,000
Rocky Point Union Free School District, New York, GO, TAN,
1.50%, 6/30/10	5,100	5,134,483
Sachem Central School District of Holbrook, New York, GO:
BAN, 2.00%, 8/27/10	8,375	8,488,315
TAN, 2.50%, 6/23/10	33,400	33,897,230
Sag Harbor New York Union Free School District, GO, TAN,
1.50%, 6/30/10	8,140	8,182,444
Shenendehowa Central School District, New York, GO,
BAN, 1.40%, 6/25/10	7,936	7,937,150
Suffolk County Industrial Development Agency, New York,
RB, VRDN, Touro College Project, 0.35%, 10/07/09 (a)	2,080	2,080,000
Town of Clarence, New York, GO, Refunding, BAN,
1.25%, 7/29/10	4,462	4,484,360
Town of Huntington, New York, GO, Refunding, Public
Improvement, 3.00%, 10/07/09	855	870,164
Town of Perinton, New York, GO, BAN, 3.50%, 12/22/09	7,180	7,218,414
Town of Vestal, New York, GO, BAN, 1.75%, 5/21/10	8,480	8,524,497
Triborough Bridge & Tunnel Authority, New York, RB,
VRDN (a):
General, Series A, 0.45%, 10/07/09	39,965	39,965,000
General, Series A-1, 2.00%, 10/07/09	20,000	20,082,467
Triborough Bridge & Tunnel Authority, New York, Refunding RB:
Gem, Sub-Series B-2, 0.35%, 10/07/09	85,300	85,300,000
Gem, Sub-Series B-3, 0.40%, 10/07/09	10,055	10,055,000
General, Sub-Series B-4, 0.40%, 10/07/09	22,615	22,615,000
Troy IDA, New York, RB, VRDN (a):
Rensselaer Polytechnic, Series A, 0.40%, 10/07/09	1,000	1,000,000
Rensselaer, Series D, 0.35%, 10/07/09	13,250	13,250,000
Ulster County Industrial Development Agency, RB,
VRDN, Kingston Regional Senior Living, Series C,
0.30%, 10/07/09 (a)	8,940	8,940,000
Village of Tarrytown, New York, GO, BAN, Series B,
3.00%, 11/13/09	6,138	6,146,462
Wallkill Central School District New York, GO, BAN,
2.00%, 8/13/10	7,875	7,929,829
Westchester County Industrial Development Agency,
New York, RB, VRDN, Northern Westchester Hospital,
0.32%, 10/07/09 (a)	3,930	3,930,000
Westhampton Beach, New York Unified School District,
GO, TAN, 1.25%, 6/30/10	4,130	4,148,420
Yonkers Industrial Development Agency, New York, RB,
VRDN, MERLOTS, Series A01, AMT (GNMA),
0.42%, 10/07/09 (a)(b)	1,500	1,500,000
Yorktown Central School District, GO, BAN,
2.00%, 10/01/10	1,880	1,900,492
Total Investments (Cost — $2,220,809,684*) — 100.3%		2,220,809,684
Liabilities in Excess of Other Assets — (0.3)%		(7,183,031)
Net Assets — 100.0%	$2,213,626,653

See Notes to Financial Statements.

24 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA New York Municipal Money Fund

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$ 2,220,809,684
Level 3	—
Total	$ 2,220,809,684
[1] See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 25

Schedule of Investments September 30, 2009 (Unaudited) CMA North Carolina Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina — 95.4%
Alamance County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, IDRB, VRDN, Millender
Project, AMT, 0.64%, 10/07/09 (a)	$ 1,200 $	1,200,000
City of Charlotte, North Carolina, GO, Refunding, VRDN,
0.37%, 10/07/09 (a)	2,300	2,300,000
City of Charlotte, North Carolina, Refunding RB, VRDN,
Charlotte Douglas, Series D, 0.35%, 10/07/09 (a)	700	700,000
City of Raleigh, North Carolina, COP:
Downtown Improvement Project, Series A,
2.50%, 10/07/09	6,000	6,033,508
Downtown, VRDN, Series B, 0.38%, 10/07/09 (a)	1,500	1,500,000
Governmental Facilities Project, 3.00%, 10/07/09	9,000	9,023,170
Cleveland County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, RB, VRDN, Blachford
Rubber Project, AMT, 1.55%, 10/07/09 (a)	3,135	3,135,000
Columbus County Water & Sewer District No. IV, North
Carolina, GO, BAN, 1.25%, 5/05/10	2,673	2,680,908
County of Wake, North Carolina, GO, BAN, 3.50%, 10/15/09	5,500	5,504,000
Fayetteville Public Works Commission, North Carolina,
Refunding RB, VRDN (a):
0.42%, 10/07/09	2,000	2,000,000
Series A (FSA), 0.70%, 10/07/09	4,065	4,065,000
Gaston County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, IDRB, VRDN,
Marlatex Corp. Project, AMT, 0.69%, 10/07/09 (a)	1,070	1,070,000
Guilford County Industrial Facilities & Pollution Control
Financing Authority, IDRB, VRDN, National Sherman, AMT,
0.74%, 10/07/09 (a)	2,500	2,500,000
Lee County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, RB, VRDN (a):
Arden Corp. Project, AMT, 0.55%, 10/07/09	2,550	2,550,000
Lee Central LLC Project, AMT, 0.64%, 10/07/09	2,515	2,515,000
Mecklenburg County, North Carolina, GO, VRDN, Refunding,
Series D, 0.50%, 10/07/09 (a)	7,500	7,500,000
North Carolina Agricultural Finance Authority, North
Carolina, AMT, RB, VRDN (a):
Albemarle Cotton Growers, 0.64%, 10/07/09	1,600	1,600,000
Harvey Fertilizer & Gas Project, 0.69%, 10/07/09	910	910,000
North Carolina, BB&T Municipal Trust, RB, VRDN,
FLOATS (a)(b):
Series 1008, 0.35%, 10/07/09	6,135	6,135,000
Series 1009, 0.35%, 10/07/09	4,705	4,705,000
Series 1011, 0.35%, 10/07/09	5,480	5,480,000
North Carolina Capital Facilities Finance Agency, VRDN (a):
RB, Eagle Tax-Exempt Trust, Series 2006-0139, Class A,
0.36%, 10/07/09	1,900	1,900,000
RB, Safety Test & Equipment Project, Series A-2, AMT,
0.90%, 10/07/09	1,495	1,495,000
Revenue Refunding Bonds, JPMorgan Securities, Inc.,
PUTTERS, Series 3248, 0.26%, 10/07/09 (c)	4,000	4,000,000
North Carolina HFA, North Carolina, RB:
MERLOTS, Series B-12, AMT, 0.42%, 10/07/09 (b)(c)	3,680	3,680,000
ROCS, Series II R 175, AMT, 0.44%, 10/07/09 (b)(c)	2,415	2,415,000
VRDN, Home Ownership, Series 17-C, AMT,
0.45%, 10/07/09 (a)	7,125	7,125,000
VRDN, Home Ownership, Series 18-C, AMT,
0.45%, 10/07/09 (a)	3,400	3,400,000
North Carolina Medical Care Commission, North
Carolina, RB:
ROCS, Series II R-10313, 0.36%, 10/07/09 (b)	9,900	9,900,000
VRDN, Novant Health Group, Series B,
0.32%, 10/07/09 (a)	2,970	2,970,000
North Carolina State Education Assistance Authority,
Refunding RB, VRDN, Student Loan, Series A-2, AMT,
0.45%, 10/07/09 (a)	7,000	7,000,000

Municipal Bonds	(000)	Value
North Carolina (concluded)
North Carolina State University at Raleigh, RB, VRDN,
Series B, 0.27%, 10/07/09 (a)	$ 3,085 $	3,085,000
Piedmont Triad Airport Authority, North Carolina, RB,
VRDN, Purpose, Cessna Aircraft Co. Project, AMT,
0.55%, 10/07/09 (a)	400	400,000
Rowan County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, IDRB, VRDN, Hon
Industries Project, AMT, 0.64%, 10/07/09 (a)	2,300	2,300,000
Rutherford County Industrial Facilities & Pollution
Control Financing Authority, North Carolina, IDRB, VRDN,
All American Homes of North Carolina, AMT,
0.70%, 10/07/09 (a)	1,800	1,800,000
Stanley County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, IDRB, VRDN, Patrick
Industries Project, AMT, 1.50%, 10/07/09 (a)	500	500,000
University of North Carolina at Chapel Hill, RB, VRDN,
Series B, 0.28%, 10/07/09 (a)	1,300	1,300,000
Vance County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, RB, VRDN,
HH Hunt Manufacturing Facilities LLC Project, AMT,
0.69%, 10/07/09 (a)	1,660	1,660,000
Wilson County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, RB, VRDN, Supreme,
Murphy Truck Project, AMT, 1.55%, 10/07/09 (a)	1,300	1,300,000
Yancey County Industrial Facilities & Pollution Control
Financing Authority, RB, VRDN, Altec Industries Inc.
Project, AMT, 0.44%, 10/07/09 (a)	4,000	4,000,000
		133,336,586
Puerto Rico — 4.2%
Puerto Rico Highway & Transportation Authority, RB, VRDN,
FLOATS, 1.29%, 10/07/09 (b)	5,800	5,800,000
Total Investments (Cost — $139,136,586*) — 99.6%		139,136,586
Other Assets Less Liabilities — 0.4%		602,519
Net Assets — 100.0%	$ 139,739,105
* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

26 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA North Carolina Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2[1]	$139,136,586
Level 3	—
Total	$139,136,586
[1] See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 27

Schedule of Investments September 30, 2009 (Unaudited) CMA Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 98.9%
Akron Bath Copley Joint Township Hospital District, RB,
VRDN, Hospital Facilities, Summa Health System,
Series B, 0.33%, 10/07/09 (a)	$ 940 $	940,000
American Municipal Power-Ohio Inc.:
GO, BAN, 2.25%, 10/29/09	2,700	2,700,533
GO, BAN, 3.25%, 11/12/09	2,320	2,320,671
GO, BAN, Bryan Electric Project, 3.00%, 8/13/10	1,100	1,104,719
GO, BAN, Various Purpose, 3.75%, 10/29/09	1,338	1,337,810
RB, BAN, Electric System, Saint Mary’s, 4.00%, 10/01/09	900	900,012
RB, VRDN, Combustion Turbine Project,
RB, 1.30%, 10/07/09 (a)	1,800	1,800,000
Avon Local School District, GO, BAN, 2.50%, 1/07/10	1,720	1,724,824
Butler Technology & Career Development School District,
GO, BAN, 1.50%, 3/18/10	4,600	4,611,597
City of Barberton, Ohio, GO, BAN, Street Improvement,
4.00%, 11/12/09	460	460,261
City of Berea, Ohio, GO, BAN, 1.00%, 3/31/10	3,250	3,253,380
City of Brooklyn, Ohio, GO, BAN, Various Purpose
Improvement, 3.00%, 5/13/10	1,920	1,928,676
City of Brunswick, Ohio, GO, BAN, Traffic Improvement,
2.85%, 11/19/09	900	900,301
City of Cleveland, Ohio, RB, VRDN (a):
Series Q, 0.30%, 10/07/09	2,300	2,300,000
Series S, 0.40%, 10/07/09	8,295	8,295,000
City of Fairborn, Ohio, GO, BAN:
Dispatch System, 4.25%, 10/29/09	225	225,129
Various Purpose, 2.00%, 5/19/10	1,205	1,210,644
City of Fairfield, Ohio, GO, BAN, Municipal Court Police,
3.50%, 10/30/09	1,065	1,065,212
City of Huber Heights, Ohio, RB, VRDN, Lasermike Inc.
Project, AMT, 0.85%, 10/07/09 (a)	445	445,000
City of Independence, Ohio, GO, BAN, Various Purpose,
2.13%, 4/28/10	4,700	4,722,018
City of Independence, Ohio, Refunding RB, VRDN,
Rockside Spectrum Building, 0.48%, 10/07/09 (a)	1,835	1,835,000
City of Kent, Ohio, GO, BAN, Various Purpose,
3.75%, 10/15/09	700	700,125
City of Lancaster, Ohio, GO, BAN:
1.75%, 10/14/10	700	703,444
Street Improvement, 3.50%, 10/15/09	600	600,120
City of Lebanon, Ohio, GO, BAN, Water System
Improvement, 2.13%, 4/07/10	2,800	2,808,200
City of Lima, Ohio, RB, VRDN, Facilities, Lima Memorial
Hospital Project, 0.40%, 10/07/09 (a)	2,000	2,000,000
City of Marysville, Ohio, GO, BAN, Wastewater,
1.50%, 6/02/10	5,250	5,267,421
City of Mason, Ohio, GO, BAN:
Golf Course Acquisition, 1.50%, 3/11/10	1,150	1,153,798
Real Estate, 1.50%, 6/30/10	2,650	2,661,786
City of North Olmsted, Ohio, GO, BAN, Capital
Improvement & Equipment, 2.00%, 4/01/10	1,110	1,111,914
City of Painesville, Ohio, GO, BAN, Various Purpose,
Series 2, 4.40%, 11/05/09	660	660,884
City of Pepper Pike, Ohio, GO, BAN, Special Assessment,
Sewer System, 1.00%, 10/14/09	1,158	1,158,221
City of Pickerington, Ohio, GO, BAN, Various Purpose,
2.00%, 2/04/10	5,939	5,955,325
City of Sharonville, Ohio, GO, BAN:
2.00%, 7/23/10	2,620	2,630,461
Various Purpose, 2.00%, 1/20/10	1,950	1,952,946
City of South Euclid, Ohio, GO, BAN, Series B,
2.50%, 1/25/10	1,400	1,406,665
City of Vermilion, Ohio, GO, BAN, 1.88%, 10/29/09	2,568	2,569,053
City of Wapakoneta, Ohio, GO, BAN, 3.00%, 12/03/09	400	400,273

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
Columbus City School District, GO, VRDN, PUTTERS,
Series 1488 (FSA), 0.45%, 10/07/09 (a)(b)	$ 2,430 $	2,430,000
Columbus Regional Airport Authority, Refunding RB:
Deutsche Bank SPEARS/LIFERS Trust, SPEARS,
Series DB-488, 0.35%, 10/07/09 (a)(b)	3,540	3,540,000
VRDN, Housing, West Bay Apartments Project, AMT,
0.65%, 10/07/09 (a)	8,380	8,380,000
County of Allen, Ohio, RB, VRDN, Catholic Healthcare,
Series A, 0.28%, 10/07/09 (a)	14,500	14,500,000
County of Butler, Ohio:
GO, BAN, County Apartment Improvement, 1.25%,
8/05/10	1,860	1,868,590
RB, VRDN, Improvement, LifeSphere,
0.35%, 10/07/09 (a)	5,975	5,975,000
County of Cuyahoga, Ohio, RB, VRDN (a):
Cleveland Botanical Garden Project, 0.56%, 10/07/09	3,000	3,000,000
Cleveland Hearing & Speech, 1.75%, 10/07/09	3,280	3,280,000
Franciscan Community, Series E, 0.33%, 10/07/09	150	150,000
Housing, Saint Vitus Village Apartments Project,
1.60%, 10/07/09	1,000	1,000,000
Multi-Mode, Fairfax Development Corp.,
1.50%, 10/07/09	3,835	3,835,000
County of Cuyahoga, Ohio, Refunding RB, VRDN,
Multi-Mode, Parma Care, AMT, 2.70%, 10/07/09 (a)	800	800,000
County of Franklin, Ohio, RB, VRDN, Senior, Saint
George Commons Apartments, AMT (FNMA),
0.43%, 10/07/09 (a)	2,385	2,385,000
County of Franklin, Ohio, Refunding RB, VRDN, Nationwide
Hospital, Series F, 0.29%, 10/07/09 (a)	6,940	6,940,000
County of Greene, Ohio, RB, VRDN, FC Limited,
AFC Stamping, AMT, 1.80%, 10/07/09 (a)	35	35,000
County of Hamilton, Ohio, RB, VRDN, Children’s Hospital
Medical Center, 0.40%, 10/07/09 (a)	5,000	5,000,000
County of Lake, Ohio, GO, BAN:
Service Building Acquisition, 2.00%, 4/08/10	700	701,794
Refunding, 1.50%, 7/08/10	1,700	1,710,394
County of Licking, Ohio, GO, BAN, Various Purpose,
1.50%, 6/24/10	2,500	2,512,705
County of Lucas, Ohio, GO, Refunding, BAN, Arena
Improvement, 1.00%, 7/22/10	1,000	1,002,400
County of Mahoning, Ohio, RB, VRDN (a):
Industrial Waste Control Project, AMT,
1.80%, 10/07/09	1,220	1,220,000
M & J Development Limited Project, AMT,
1.75%, 10/07/09	2,210	2,210,000
County of Marion, Ohio, BAN, Menard Capital Improvement,
3.88%, 10/21/09	490	490,170
County of Medina, Ohio, RB, VRDN, Partners In Plastics
Project, AMT, 1.80%, 10/07/09 (a)	380	380,000
County of Montgomery, Ohio, RB, VRDN, Citywide
Development Corp. Project, AMT, 1.75%, 10/07/09 (a)	950	950,000
County of Portage, Ohio, RB, VRDN, John E. Susong Project,
Series B, 1.80%, 10/07/09 (a)	510	510,000
County of Portage, Ohio, Refunding RB, VRDN, John E.
Susong Project, Series A, AMT, 1.80%, 10/07/09 (a)	260	260,000
County of Seneca, Ohio, GO, BAN, Capital Improvement,
4.00%, 11/12/09	460	460,261
County of Summit, Ohio, RB, VRDN (a):
KB Compost Services Inc. Project, AMT,
1.80%, 10/07/09	750	750,000
Waldonia Investment Project, AMT, 1.80%, 10/07/09	140	140,000
County of Trumbull, Ohio, RB, VRDN, Multi-Mode, McDonald
Steel, AMT, 1.75%, 10/07/09 (a)	4,380	4,380,000
County of Trumbull, Ohio, Refunding RB, VRDN (a):
Ellwood Engineered, AMT, 1.70%, 10/07/09	3,500	3,500,000
Shepherd (Radian), 0.40%, 10/07/09	10,600	10,600,000

See Notes to Financial Statements.

28 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
Delaware County Port Authority, RB, VRDN, Columbus
Zoological Park, 0.38%, 10/07/09 (a)	$ 3,600 $	3,600,000
Lancaster Port Authority, RB, VRDN, 0.40%, 10/07/09 (a)	5,060	5,060,000
Lorain County Port Authority, RB, VRDN, Saint Ignatius High
School Project, 0.32%, 10/07/09 (a)	1,510	1,510,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio
Valley Electric Corp., Series D, 0.40%, 10/07/09 (a)	600	600,000
Ohio Air Quality Development Authority, Refunding RB,
VRDN (a):
Cincinnati Gas & Electric, Series A, 0.60%, 10/07/09	2,100	2,100,000
Cincinnati Gas & Electric, Series B, 0.60%, 10/07/09	2,100	2,100,000
Dayton Power & Light, Series A, AMT, 0.45%, 10/07/09	600	600,000
Dayton Power & Light, Series B, AMT, 0.45%, 10/07/09	8,300	8,300,000
FirstEnergy, Series A, AMT, 0.45%, 10/07/09	9,550	9,550,000
Ohio HFA, Ohio, RB, MERLOTS, Series A02, AMT (GNMA),
0.38%, 10/07/09 (a)(b)	2,385	2,385,000
Ohio HFA, Ohio, RB, ROCS, Series II R 11575 (GNMA),
0.36%, 10/07/09 (a)(b)	6,500	6,500,000
Ohio HFA, Ohio, RB, VRDN (a):
Residential, Series B-3, AMT, 0.35%, 10/07/09	1,205	1,205,000
Series H, AMT (GNMA), 0.35%, 10/07/09	1,200	1,200,000
Ohio HFA, Ohio, RB, VRDN, Mortgage Backed Securities
Program (a):
Series B, AMT (GNMA), 0.35%, 10/07/09	25,000	25,000,000
Series I, AMT, 0.42%, 10/07/09	7,400	7,400,000
Series J, AMT (GNMA), 0.42%, 10/07/09	15,000	15,000,000
Ohio HFA, Refunding RB, VRDN, Residential Mortgage
Backed, Series B, AMT (GNMA), 0.37%, 10/07/09 (a)	6,800	6,800,000
Ohio State Air Quality Development Authority Revenue,
RB, VRDN, Ohio Valley Electric Corp., Series C,
0.35%, 10/07/09 (a)	2,300	2,300,000
Ohio State Higher Educational Facility Commission,
RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0041,
Class A (BHAC), 0.38%, 10/07/09 (a)	2,100	2,100,000
Ohio State Solid Waste, RB, VRDN, Series B, AMT,
0.30%, 10/07/09 (a)	3,670	3,670,000
Ohio State Water Development Authority, RB, BAN,
4.00%, 10/01/09	2,350	2,350,104
Ohio State Water Development Authority, Refunding
RB, VRDN, FirstEnergy Project, Series A, AMT,
0.45%, 10/07/09 (a)	4,000	4,000,000
Port of Greater Cincinnati Development Authority, RB,
VRDN, Sycamore Township Kenwood, Series A,
0.40%, 10/07/09 (a)	3,000	3,000,000
Rickenbacher Port Authority, RB, VRDN, ROCS, Series II
R-591CE, 0.60%, 10/07/09 (a)(b)	11,320	11,320,000
State of Ohio, RB, VRDN (a):
Ashland University Project, 1.50%, 10/07/09	13,845	13,845,000
Case Western Reserve, Series A, 0.50%, 10/07/09	6,650	6,650,000
University Forest Products Project, AMT,
0.69%, 10/07/09	2,700	2,700,000
Summit County Port Authority, RB, VRDN, KB Compost
Services Inc., AMT, 1.75%, 10/07/09 (a)	3,375	3,375,000
Township of Deerfield, Ohio, GO, BAN, Park & Land,
2.15%, 11/17/09	2,100	2,100,000
Township of Sylvania, Ohio, GO, BAN, Various Purpose
Improvement, 1.25%, 3/26/10	700	701,921
University of Akron, Refunding RB, VRDN, Series C-2
(AGC), 0.50%, 10/07/09 (a)	24,105	24,105,000
Upper Valley Career Center Joint Vocational School District,
GO, BAN, 3.75%, 11/24/09	470	470,724

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
Village of Valley View, Ohio, RB, VRDN, Multi-Mode,
Refunding & Improvement, Sweet Valley,
1.80%, 10/07/09 (a)	$ 300 $	300,000
Wadsworth City School District, GO, School Improvement
Notes, 2.25%, 9/22/10	3,050	3,097,402
Wells Fargo Stage Trust, RB, VRDN, FLOATS (a)(b)(c):
Series 52C, 0.32%, 10/07/09	3,200	3,200,000
Series 56C, 0.32%, 10/07/09	5,610	5,610,000
		366,522,888
Puerto Rico — 0.8%
Puerto Rico Highway & Transportation Authority, RB, VRDN,
FLOATS (MBIA), 1.29%, 10/07/09 (a)(b)	3,000	3,000,000
Total Investments (Cost — $369,522,888*) —99.7%		369,522,888
Other Assets Less Liabilities — 0.3%		986,732
Net Assets — 100.0%	$ 370,509,620
* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:
		Investments in
Valuation Inputs		Securities
		Assets
Level 1		—
Level 2[1]		$369,522,888
Level 3		—
Total		$369,522,888
[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 29

Schedule of Investments September 30, 2009 (Unaudited) CMA Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 96.5%
Allegheny County Hospital Development Authority, RB,
VRDN, RBC Municipal Products Inc. Trust, FLOATS (a)(c):
Series C-5, 0.42%, 10/07/09	$ 7,000 $	7,000,000
Series E-11, 0.42%, 10/07/09 (b)	4,600	4,600,000
Allegheny County Hospital Development Authority, RB,
VRDN, ACES, Presbyterian University Hospital (c):
Series B-1, 0.40%, 10/07/09	125	125,000
Series B-2, 0.35%, 10/07/09	2,450	2,450,000
Series B-3, 0.35%, 10/07/09	2,245	2,245,000
Beaver County IDA, RB, VRDN, FirstEnergy Nuclear,
Series B, Remarketed, 0.35%, 10/07/09 (c)	300	300,000
Berks County Municipal Authority, RB, VRDN, RBC Municipal
Products Inc. Trust, FLOATS, Series C-13,
0.42%, 10/07/09 (a)(b)(c)	4,600	4,600,000
Butler County Hospital Authority, RB, VRDN, Butler Health
System Project, Series A, 0.29%, 10/07/09 (c)	4,500	4,500,000
Butler County IDA, Pennsylvania, RB, VRDN, Concordia
Lutheran, Series A, 0.33%, 10/07/09 (c)	5,860	5,860,000
Carbondale IDA, Pennsylvania, RB, VRDN, JM Wells Co.
LP Project, AMT, 1.80%, 10/07/09 (c)	1,045	1,045,000
Chester County IDA, RB, VRDN, AMT (c):
Hankin Group, Series A, 0.69%, 10/07/09	2,025	2,025,000
West Vincent Association, Series B, 0.69%, 10/07/09	2,205	2,205,000
City of Philadelphia, Pennsylvania, RB, VRDN, Fifth
Series A-2, 0.35%, 10/07/09 (c)	525	525,000
City of Philadelphia, RB, VRDN, Deutsche Bank SPEARS/
LIFERS Trust, SPEARS, Series DB-495, AMT,
0.37%, 10/07/09 (a)(c)	2,850	2,850,000
City of Philadelphia, Refunding RB, VRDN, Eight Series C,
0.32%, 10/07/09 (c)	3,850	3,850,000
Commonwealth of Pennsylvania, GO:
FLOATS, Series 2720, 0.35%, 10/07/09 (a)	5,000	5,000,000
ROCS, Series II R-11056, 0.36%, 10/07/09 (b)	1,700	1,700,000
County of Lehigh, Pennsylvania, Refunding RB,
VRDN, Lehigh Valley Health Network, Series C,
0.30%, 10/07/09 (c)	500	500,000
Cumberland County Municipal Authority, Refunding RB,
VRDN, Asbury Obligated Group, 0.33%, 10/07/09 (c)	19,875	19,875,000
Delaware River Joint Toll Bridge Commission, RB, VRDN,
Series B-2, 0.45%, 10/07/09 (c)	16,605	16,605,000
Delaware Valley Regional Financial Authority, RB, VRDN,
FLOATS, Series 2933, 0.50%, 10/07/09 (a)(b)(c)	16,890	16,890,000
Emmaus General Authority, Pennsylvania, RB, VRDN (c):
0.44%, 10/07/09	11,500	11,500,000
Loan Program, Series A, 0.35%, 10/07/09	23,000	23,000,000
Erie County Housing Authority, RB, VRDN, Saint Marys
Home Erie Project, Series A, 0.37%, 10/07/09 (c)	8,800	8,800,000
Haverford Township School District, GO, VRDN,
0.40%, 10/07/09 (c)	1,700	1,700,000
Jackson IDA, RB, VRDN, Industrial Development,
V & S Lebanon Project, AMT, 1.45%, 10/07/09 (c)	1,980	1,980,000
Lancaster County Hospital Authority, RB, VRDN,
Health System, Lancaster General Hospital,
0.34%, 10/07/09 (c)	200	200,000
Lancaster County, Pennsylvania, Hospital Authority,
Revenue Refunding Bonds (Masonic Homes Project),
VRDN, Series D, 0.31%, 10/07/09 (c)	13,000	13,000,000
Montgomery County IDA, Pennsylvania, RB, VRDN (c):
Edmund Optical Mfg LLC Project, AMT,
0.69%, 10/07/09	1,760	1,760,000
Girl Scouts Southeastern Pennsylvania,
0.37%, 10/07/09	1,880	1,880,000
Independent Support System Project,
0.59%, 10/07/09	410	410,000
Valley Forge Baptist, 0.59%, 10/07/09	1,685	1,685,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Montgomery County IDA, Pennsylvania, VRDN, Big Little
Association Project, Series A, 0.69%, 10/07/09 (c)	$ 1,090 $	1,090,000
Montgomery County, Pennsylvania Industrial Development
Authority, RB, VRDN, ACTS Retirement Life Communities,
0.28%, 10/07/09 (c)	1,400	1,400,000
Northampton County AMT, IDA, RB, VRDN (c):
D G Properties Inc. Project, 0.69%, 10/07/09	2,555	2,555,000
Industrial Development, Libra Partners,
0.69%, 10/07/09	4,600	4,600,000
Nicos Polymers & Grinding, 0.69%, 10/07/09	1,645	1,645,000
Reale Association Project, 0.64%, 10/07/09	795	795,000
Northampton County General Purpose Authority, RB,
VRDN, Lafayette College Project, 0.30%, 10/07/09 (c)	200	200,000
Pennsylvania Economic Development Financing Authority,
RB, VRDN (c):
Evergreen Community Power Facilities, AMT,
0.55%, 10/07/09	14,400	14,400,000
Homewood Retirement, Series E, 0.45%, 10/07/09	1,650	1,650,000
Merck & Co. Inc., West Point Project, AMT,
0.45%, 10/07/09	21,100	21,100,000
NHS-AVS LLC, 0.34%, 10/07/09	24,200	24,200,000
Penn Waste Inc. Project, AMT, 0.50%, 10/07/09	4,500	4,500,000
Series C-1, AMT, 0.69%, 10/07/09	1,000	1,000,000
Westrum Harleysville II Project, AMT,
0.62%, 10/07/09	3,000	3,000,000
Pennsylvania HFA, RB, JPMorgan Chase PUTTERS/
DRIVERS Trust, PUTTERS, Series 3297, AMT, VRDN,
0.51%, 10/07/09 (a)(b)(c)	1,000	1,000,000
Pennsylvania HFA, RB, VRDN, Series 99C, AMT,
0.40%, 10/07/09 (c)	7,500	7,500,000
Pennsylvania HFA, Refunding RB, VRDN, Rental
Housing (c):
Series B, 0.35%, 10/07/09	2,525	2,525,000
Series C, 0.35%, 10/07/09	1,360	1,360,000
Pennsylvania Higher Educational Facilities Authority,
RB, VRDN, Holy Family University Project,
0.40%, 10/07/09 (c)	1,500	1,500,000
Pennsylvania Housing Finance Agency, AMT, RB, VRDN,
S/F Mortgage (c):
Series 83B, 0.45%, 10/07/09	6,065	6,065,000
Series 83C, 0.45%, 10/07/09	7,750	7,750,000
Pennsylvania Housing Finance Agency, AMT, RB, VRDN,
S/F Mortgage Revenue (c):
Series 85B, 0.45%, 10/07/09	2,530	2,530,000
Series 85C, 0.45%, 10/07/09	4,000	4,000,000
Pennsylvania State, GO, Clipper Tax-Exempt Certificate
Trust, RB, VRDN, Series 2007-30, 0.43%, 10/07/09 (c)	7,300	7,300,000
Pennsylvania State University, RB, VRDN, PUTTERS,
Series 1971, 0.31%, 10/07/09 (c)	4,330	4,330,000
Philadelphia Authority for Industrial Development, RB,
VRDN (c):
Chestnut Hill Academy, 0.54%, 10/07/09	3,500	3,500,000
Chestnut Hill College, Series A, 0.39%, 10/07/09	100	100,000
Comhar Inc. Project, 0.54%, 10/07/09	3,590	3,590,000
Girard Estate Aramark Project, 0.40%, 10/07/09	6,400	6,400,000
Henry H Ottens Manufacturing Project, AMT,
0.69%, 10/07/09	815	815,000
Interim House West Project, 0.59%, 10/07/09	985	985,000
Philadelphia Authority for Industrial Development, VRDN,
Lannett Co., Inc. Project, 0.69%, 10/07/09 (c)	555	555,000
Philadelphia Hospitals & Higher Education Facilities
Authority, RB, VRDN, Children’s Hospital of Philadelphia,
Series A, 0.27%, 10/01/09 (c)	4,025	4,025,000

See Notes to Financial Statements.

30 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Schedule of Investments (concluded) CMA Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Philadelphia, Pennsylvania, Gas Works Revenue, RB,
VRDN (c):
Series D, 0.31%, 10/07/09	$ 15,000 $	15,000,000
Series E, 0.35%, 10/07/09	5,000	5,000,000
Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds (Children’s Hospital Project), VRDN,
Series A, 0.27%, 10/01/09 (c)	1,400	1,400,000
Pittsburgh School District, GO, BAN, 3.50%, 11/02/09	4,250	4,255,652
Ridley School District, GO, VRDN, 0.40%, 10/07/09 (c)	3,000	3,000,000
Upper Merion Municipal Utility Authority, Pennsylvania,
RB, VRDN, Guaranteed, 0.35%, 10/07/09 (c)	1,000	1,000,000
Venango, Pennsylvania, IDA, TECP:
2.00%, 10/05/09	6,000	6,000,000
1.85%, 10/06/09	5,000	5,000,000
1.85%, 10/07/09	10,000	10,000,000
York County IDA, Pennsylvania, RB, VRDN, 495 Leasing
Project, AMT, 0.69%, 10/07/09 (c)	1,370	1,370,000
		370,655,652
Puerto Rico — 0.8%
Puerto Rico Highway & Transportation Authority, RB, VRDN,
FLOATS, 1.29%, 10/07/09 (a)(c)	3,000	3,000,000
Total Investments (Cost — $373,655,652*) — 97.3%		373,655,652
Other Assets Less Liabilities — 2.7%		10,198,103
Net Assets — 100.0%	$ 383,853,755
* Cost for federal income tax purposes.
(a) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of
	investments, which are as follows:
	• Level 1 — price quotations in active markets/exchanges for identical assets
	and liabilities
	•Level 2 — other observable inputs (including, but not limited to: quoted prices for
	similar assets or liabilities in markets that are active, quoted prices for identical
	or similar assets or liabilities in markets that are not active, inputs other than
	quoted prices that are observable for the assets or liabilities (such as interest
	rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and
	default rates) or other market-corroborated inputs)
	• Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Fund’s own assumptions used in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an
	indication of the risk associated with investing in those securities. For information
	about the Fund’s policy regarding valuation of investments and other significant
	accounting policies, please refer to Note 1 of the Notes to Financial Statements.
	The following table summarizes the inputs used as of September 30, 2009 in
	determining the fair valuation of the Fund’s investments:
		Investments in
	Valuation Inputs	Securities
		Assets
	Level 1	—
	Level 2[1]	$373,655,652
	Level 3	—
	Total	$373,655,652
	[1] See above Schedule of Investments for values in the state or
	political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 31

Statements of Assets and Liabilities
	CMA	CMA	CMA
September 30, 2009 (Unaudited)	Arizona	California	Connecticut
Assets
Investments at value — unaffiliated[1]	$ 96,078,588	$1,972,393,191	$ 459,209,888
Cash	47,928	15,910	87,462
Investments sold receivable	—	—	—
Capital shares sold receivable	557,916	—	—
Interest receivable	166,019	3,004,360	785,149
Prepaid expenses	5,671	78,315	20,259
Total assets	96,856,122	1,975,491,776	460,102,758
Liabilities
Investments purchased payable	—	—	—
Distribution fees payable	13,850	292,100	65,895
Investment advisory fees payable	3,419	316,194	48,897
Other affiliates payable	663	13,560	2,772
Officer’s and Trustees’ fees payable	44	769	149
Capital shares redeemed payable	—	295	195
Income dividends payable	—	—	—
Other accrued expenses payable	7,159	151,033	28,997
Total liabilities	25,135	773,951	146,905
Net Assets	$ 96,830,987	$1,974,717,825	$ 459,955,853
Net Assets Consist of
Paid-in capital[2]	$ 96,841,669	$1,974,642,200	$ 459,954,823
Undistributed net investment income	45	44,714	—
Accumulated net realized gain (loss)	(10,727)	30,911	1,030
Net Assets, $1.00 net asset value per share	$ 96,830,987	$1,974,717,825	$ 459,955,853
[1] Investments at cost — unaffiliated	$ 96,078,588	$1,972,393,191	$ 459,209,888
[2] Shares issued and outstanding, unimited shares authorized, $0.10 par value	96,896,830	1,974,078,803	459,842,441

See Notes to Financial Statements.

32 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania
$ 153,445,536	$ 281,008,376	$ 226,456,064	$1,153,448,350	$2,220,809,684	$ 139,136,586	$ 369,522,888	$ 373,655,652
62,850	26,721	89,054	132,705	12,161	98,126	733,942	36,192
—	2,020,089	—	—	—	—	—	9,800,851
—	—	—	—	—	—	—	147,640
308,163	399,522	189,475	3,649,014	3,104,395	556,076	1,174,884	349,706
10,524	13,128	16,362	28,210	72,633	11,057	17,317	16,786
153,827,073	283,467,836	226,750,955	1,157,258,279	2,223,998,873	139,801,845	371,449,031	384,006,827
—	—	—	3,157,892	9,700,492	—	703,444	—
22,341	41,059	—	23,304	—	28	47,861	—
15,036	23,508	53,259	424,578	493,676	42,722	155,177	103,825
1,068	1,824	1,299	7,210	14,244	831	2,193	2,658
52	88	68	205	4,246	3,240	119	143
—	21	—	350	1,110	12	14	24
—	—	—	—	—	—	144	—
16,143	35,487	34,900	88,910	158,452	15,907	30,459	46,422
54,640	101,987	89,526	3,702,449	10,372,220	62,740	939,411	153,072
$ 153,772,433	$ 283,365,849	$ 226,661,429	$1,153,555,830	$2,213,626,653	$ 139,739,105	$ 370,509,620	$ 383,853,755
$ 153,561,292	$ 283,311,509	$ 226,696,126	$1,153,510,293	$2,213,565,991	$ 139,752,634	$ 370,483,941	$ 383,893,635
207,760	—	—	—	23,200	—	238	—
3,381	54,340	(34,697)	45,537	37,462	(13,529)	25,441	(39,880)
$ 153,772,433	$ 283,365,849	$ 226,661,429	$1,153,555,830	$2,213,626,653	$ 139,739,105	$ 370,509,620	$ 383,853,755
$ 153,445,536	$ 281,008,376	$ 226,456,064	$1,153,448,350	$2,220,809,684	$ 139,136,586	$ 369,522,888	$ 373,655,652
153,767,176	283,287,143	226,763,118	1,153,413,404	2,213,650,085	139,767,999	370,268,282	383,956,433

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 33

Statements of Operations
	CMA	CMA	CMA
Six Months Ended September 30, 2009 (Unaudited)	Arizona	California	Connecticut
Investment Income
Income	$ 363,399	$ 7,832,680	$ 1,553,194
Expenses
Investment advisory	315,047	5,121,216	1,303,541
Distribution	75,828	1,504,181	327,828
Federal insurance	34,705	671,977	120,730
Accounting services	25,197	173,669	58,069
Professional	19,388	34,216	23,465
Registration	12,497	20,624	10,807
Officer and Trustees	8,892	26,811	11,686
Transfer agent	8,138	141,942	25,764
Custodian	3,445	36,802	8,983
Printing	2,128	31,749	6,509
Miscellaneous	11,061	43,089	14,839
Total expenses	516,326	7,806,276	1,912,221
Less fees waived by advisor	(96,209)	(197,296)	(243,431)
Less distribution fees waived	(69,615)	(732,340)	(235,416)
Total expenses after fees waived	350,502	6,876,640	1,433,374
Net investment income	12,897	956,040	119,820
Realized Gain
Net realized gain from investments	2,528	6,092	—
Net Increase in Net Assets Resulting from Operations	$ 15,425	$ 962,132	$ 119,820

See Notes to Financial Statements.

34 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania
$ 629,815	$ 1,219,493	$ 750,685	$ 5,048,901	$ 7,428,653	$ 577,270	$ 1,894,018	$ 1,516,371
501,731	846,188	632,365	3,006,279	5,455,359	396,100	1,045,472	1,248,512
113,927	210,003	149,723	838,808	1,644,258	98,178	257,874	301,470
50,138	82,161	51,471	287,517	593,695	33,253	83,408	112,343
32,161	43,548	36,595	124,714	181,159	30,165	50,615	60,330
24,103	31,922	27,161	26,435	33,465	11,297	18,019	17,886
13,586	11,374	12,438	12,398	16,859	10,067	10,455	13,659
9,795	10,547	9,854	17,754	27,176	9,748	11,139	12,171
14,537	28,765	18,940	77,529	164,263	16,002	28,630	41,508
4,469	6,222	5,049	21,551	38,714	3,455	7,967	10,267
3,432	5,471	3,360	16,425	31,962	2,405	5,114	6,744
16,461	14,148	13,107	25,754	49,306	11,612	19,508	20,615
784,340	1,290,349	960,063	4,455,164	8,236,216	622,282	1,538,201	1,845,505
(105,283)	(92,779)	(115,383)	(19,037)	(849,641)	(36,017)	—	(232,237)
(89,190)	(112,380)	(148,973)	(198,260)	(914,648)	(64,457)	(5,034)	(216,808)
589,867	1,085,190	695,707	4,237,867	6,471,927	521,808	1,533,167	1,396,460
39,948	134,303	54,978	811,034	956,726	55,462	360,851	119,911
3,381	54,214	8,851	38,108	22,189	—	19,885	2,774
$ 43,329	$ 188,517	$ 63,829	$ 849,142	$ 978,915	$ 55,462	$ 380,736	$ 122,685

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 35

Statements of Changes in Net Assets
	CMA Arizona		CMA California
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2009	March 31,	2009	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 12,897	$ 2,068,800	$ 956,040	$ 40,939,091
Net realized gain	2,528	—	6,092	129,562
Net increase in net assets resulting from operations	15,425	2,068,800	962,132	41,068,653
Dividends to Shareholders From
Net investment income	(12,897)	(2,068,800)	(911,326)	(40,939,091)
Capital Share Transactions
Net proceeds from sale of shares	314,560,143	943,538,176	6,679,669,245	20,157,762,922
Reinvestment of dividends	12,897	2,068,800	911,326	40,938,672
Cost of shares redeemed	(381,416,390)	(986,449,997)	(7,608,475,956)	(21,227,718,525)
Net decrease in net assets derived from capital share transactions	(66,843,350)	(40,843,021)	(927,895,385)	(1,029,016,931)
Net Assets
Total decrease in net assets	(66,840,822)	(40,843,021)	(927,844,579)	(1,028,887,369)
Beginning of period	163,671,809	204,514,830	2,902,562,404	3,931,449,773
End of period	$ 96,830,987	$ 163,671,809	$ 1,974,717,825	$ 2,902,562,404
Undistributed net investment income	$ 45	$ 45	$ 44,714	—

See Notes to Financial Statements.

36 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

CMA Connecticut		CMA Florida		CMA Massachusetts		CMA Michigan
Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended		Ended
September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
2009	March 31,	2009	March 31,	2009	March 31,	2009	March 31,
(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009
$ 119,820	$ 6,933,788	$ 39,948	$ 3,686,424	$ 134,303	$ 4,566,359	$ 54,978	$ 3,523,442
—	73,491	3,381	15,692	54,214	24,590	8,851	23,611
119,820	7,007,279	43,329	3,702,116	188,517	4,590,949	63,829	3,547,053
(119,820)	(6,933,788)	(39,948)	(3,686,424)	(134,303)	(4,566,359)	(54,978)	(3,523,442)
902,847,222	3,470,561,671	682,195,235	2,879,977,919	847,550,476	2,326,904,767	586,032,648	1,706,849,517
119,624	6,933,788	39,887	3,686,424	134,303	4,566,334	54,978	3,523,289
(1,049,210,017)	(3,547,717,295)	(818,529,646)	(2,966,460,321)	(992,549,740)	(2,370,129,382)	(637,659,769)	(1,753,383,590)
(146,243,171)	(70,221,836)	(136,294,524)	(82,795,978)	(144,864,961)	(38,658,281)	(51,572,143)	(43,010,784)
(146,243,171)	(70,148,345)	(136,291,143)	(82,780,286)	(144,810,747)	(38,633,691)	(51,563,292)	(42,987,173)
606,199,024	676,347,369	290,063,576	372,843,862	428,176,596	466,810,287	278,224,721	321,211,894
$ 459,955,853	$ 606,199,024	$ 153,772,433	$ 290,063,576	$ 283,365,849	$ 428,176,596	$ 226,661,429	$ 278,224,721
—	—	$ 207,760	$ 207,760	—	—	—	—
See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 37

Statements of Changes in Net Assets (concluded)
	CMA New Jersey
	Six Months
	Ended
	September 30,	Year Ended
	2009	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 811,034	$ 20,191,565
Net realized gain (loss)	38,108	11,176
Net increase in net assets resulting from operations	849,142	20,202,741
Dividends and Distributions to Shareholders From
Net investment income	(811,034)	(20,191,565)
Net realized gain	—	(107,510)
Decrease in net assets resulting from dividends and distributions to shareholders	(811,034)	(20,299,075)
Capital Share Transactions
Net proceeds from sale of shares	2,435,538,876	7,472,756,484
Reinvestment of dividends and distributions	810,567	20,298,648
Cost of shares redeemed	(2,797,590,897)	(7,749,888,517)
Net decrease in net assets derived from capital share transactions	(361,241,454)	(256,833,385)
Net Assets
Total decrease in net assets	(361,203,346)	(256,929,719)
Beginning of period	1,514,759,176	1,771,688,895
End of period	$1,153,555,830	$1,514,759,176
Undistributed net investment income	—	—

See Notes to Financial Statements.

38 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

CMA New York		CMA North Carolina		CMA Ohio		CMA Pennsylvania
Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended		Ended
September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
2009	March 31,	2009	March 31,	2009	March 31,	2009	March 31,
(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009
$ 956,726	$ 38,713,665	$ 55,462	$ 2,427,713	$ 360,851	$ 6,237,312	$ 119,911	$ 7,334,590
22,189	266,560	—	(12,323)	19,885	176,203	2,774	80,504
978,915	38,980,225	55,462	2,415,390	380,736	6,413,515	122,685	7,415,094
(934,015)	(38,713,665)	(55,462)	(2,427,713)	(360,851)	(6,237,312)	(119,911)	(7,334,590)
—	—	—	—	—	—	—	—
(934,015)	(38,713,665)	(55,462)	(2,427,713)	(360,851)	(6,237,312)	(119,911)	(7,334,590)
4,391,819,441	14,495,523,989	371,507,147	1,083,441,883	562,181,096	1,964,102,203	1,114,425,652	4,201,584,373
934,015	38,712,677	55,457	2,427,638	360,799	6,237,312	119,643	7,334,590
(5,185,964,527)	(15,172,553,352)	(422,141,491)	(1,172,216,081)	(655,654,612)	(1,987,835,453)	(1,320,932,367)	(4,286,113,025)
(793,211,071)	(638,316,686)	(50,578,887)	(86,346,560)	(93,112,717)	(17,495,938)	(206,387,072)	(77,194,062)
(793,166,171)	(638,050,126)	(50,578,887)	(86,358,883)	(93,092,832)	(17,319,735)	(206,384,298)	(77,113,558)
3,006,792,824	3,644,842,950	190,317,992	276,676,875	463,602,452	480,922,187	590,238,053	667,351,611
$ 2,213,626,653	$3,006,792,824	$ 139,739,105	$ 190,317,992	$ 370,509,620	$ 463,602,452	$ 383,853,755	$ 590,238,053
$ 23,200	489	—	—	$ 238	$ 238	—	—

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 39

Financial Highlights				CMA Arizona Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0001	0.0111	0.0278	0.0288	0.0211	0.0077
Net realized gain (loss)	—	—	0.0000	(0.0000)	(0.0000)	(0.0000)
Net increase from investment operations	0.0001	0.0111	0.0278	0.0288	0.0211	0.0077
Dividends from net investment income	(0.0001)	(0.0111)	(0.0278)	(0.0288)	(0.0211)	(0.0077)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.01%[2]	1.11%	2.82%	2.91%	2.13%	0.77%
Ratios to Average Net Assets
Total expenses	0.82%[3]	0.74%	0.72%	0.73%	0.72%	0.74%
Total expenses after fees waived and paid indirectly	0.56%[3]	0.73%	0.72%	0.73%	0.72%	0.74%
Net investment income	0.02%[3]	1.12%	2.75%	2.89%	2.11%	0.78%
Supplemental Data
Net assets, end of period (000)	$ 96,831	$ 163,672	$ 204,515	$ 183,442	$ 169,647	$ 168,983

Financial Highlights				CMA California Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0112	0.0286	0.0295	0.0212	0.0089
Net realized gain (loss)	—	0.0000	0.0003	0.0002	(0.0001)	0.0001
Net increase from investment operations	0.0004	0.0112	0.0289	0.0297	0.0211	0.0090
Dividends and distributions from:
Net investment income	(0.0004)	(0.0112)	(0.0286)	(0.0295)	(0.0212)	(0.0089)
Net realized gain	—	—	(0.0001)	(0.0000)	—	—
Total dividends and distributions	(0.0004)	(0.0112)	(0.0287)	(0.0295)	(0.0212)	(0.0089)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.04%[2]	1.12%	2.90%	2.99%	2.14%	0.89%
Ratios to Average Net Assets
Total expenses	0.63%[3]	0.57%	0.55%	0.57%	0.57%	0.57%
Total expenses after fees waived and paid indirectly	0.55%[3]	0.57%	0.55%	0.57%	0.57%	0.57%
Net investment income	0.08%[3]	1.16%	2.82%	2.96%	2.12%	0.90%
Supplemental Data
Net assets, end of period (000)	$ 1,974,718	$ 2,902,562	$ 3,931,450	$ 3,374,219	$ 2,693,459	$ 2,395,426
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
See Notes to Financial Statements.

40 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Financial Highlights (continued)				CMA Connecticut Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0107	0.0272	0.0284	0.0203	0.0073
Net realized gain (loss)	—	0.0001	0.0003	(0.0000)	(0.0000)	(0.0001)
Net increase from investment operations	0.0002	0.0108	0.0275	0.0284	0.0203	0.0072
Dividends and distributions from:
Net investment income	(0.0002)	(0.0107)	(0.0272)	(0.0284)	(0.0203)	(0.0073)
Net realized gain	—	—	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0002)	(0.0107)	(0.0272)	(0.0284)	(0.0203)	(0.0073)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.02%[2]	1.08%	2.75%	2.87%	2.05%	0.74%
Ratios to Average Net Assets
Total expenses	0.73%[3]	0.68%	0.67%	0.68%	0.68%	0.67%
Total expenses after fees waived and paid indirectly	0.54%[3]	0.68%	0.67%	0.68%	0.68%	0.67%
Net investment income	0.05%[3]	1.06%	2.68%	2.85%	2.03%	0.72%
Supplemental Data
Net assets, end of period (000)	$ 459,956	$ 606,199	$ 676,347	$ 544,050	$ 510,151	$ 519,765

Financial Highlights			CMA Florida Municipal Money Fund
	Six Months				Period
	Ended				November 15,
	September 30,				2005[4]
		Year Ended March 31,
	2009				to March 31,
	(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0107	0.0277	0.0288	0.0094
Net realized gain (loss)	—	0.0000	(0.0000)	(0.0000)	0.0000
Net increase from investment operations	0.0002	0.0107	0.0277	0.0288	0.0094
Dividends and distributions from:
Net investment income	(0.0002)	(0.0107)	(0.0277)	(0.0288)	(0.0094)
Net realized gain	—	—	—	(0.0000)	—
Total dividends and distributions	(0.0002)	(0.0107)	(0.0277)	(0.0288)	(0.0094)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.02%[2]	1.08%	2.80%	2.90%	0.94%[2]
Ratios to Average Net Assets
Total expenses	0.78%[3]	0.69%	0.69%	0.71%	0.72%[3]
Total expenses after fees waived and paid indirectly	0.59%[3]	0.68%	0.69%	0.70%	0.58%[3]
Net investment income	0.04%[3]	1.09%	2.74%	2.88%	2.55%[3]
Supplemental Data
Net assets, end of period (000)	$ 153,772	$ 290,064	$ 372,844	$ 308,089	$ 472,295
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
[4] Commencement of Operations.
See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 41

Financial Highlights (continued)			CMA Massachusetts Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0103	0.0272	0.0286	0.0202	0.0075
Net realized gain (loss)	—	0.0001	0.0001	0.0001	—	(0.0000)
Net increase from investment operations	0.0004	0.0104	0.0273	0.0287	0.0202	0.0075
Dividends and distributions from:
Net investment income	(0.0004)	(0.0103)	(0.0272)	(0.0286)	(0.0202)	(0.0075)
Net realized gain	—	—	(0.0001)	—	—	(0.0001)
Total dividends and distributions	(0.0004)	(0.0103)	(0.0273)	(0.0286)	(0.0202)	(0.0076)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.04%[2]	1.03%	2.76%	2.89%	2.04%	0.76%
Ratios to Average Net Assets
Total expenses	0.76%[3]	0.72%	0.70%	0.69%	0.70%	0.71%
Total expenses after fees waived and paid indirectly	0.64%[3]	0.72%	0.70%	0.69%	0.70%	0.71%
Net investment income	0.08%[3]	1.03%	2.68%	2.87%	2.03%	0.74%
Supplemental Data
Net assets, end of period (000)	$ 283,366	$ 428,177	$ 466,810	$ 403,891	$ 345,065	$ 345,043

Financial Highlights				CMA Michigan Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0115	0.0281	0.0293	0.0207	0.0082
Net realized gain (loss)	—	0.0001	0.0001	0.0000	(0.0003)	(0.0000)
Net increase from investment operations	0.0002	0.0116	0.0282	0.0293	0.0204	0.0082
Dividends from net investment income	(0.0002)	(0.0115)	(0.0281)	(0.0293)	(0.0207)	(0.0082)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.02%[2]	1.16%	2.84%	2.95%	2.09%	0.82%
Ratios to Average Net Assets
Total expenses	0.76%[3]	0.72%	0.71%	0.71%	0.70%	0.70%
Total expenses after fees waived and paid indirectly	0.55%[3]	0.72%	0.71%	0.71%	0.70%	0.70%
Net investment income	0.04%[3]	1.15%	2.78%	2.93%	2.06%	0.80%
Supplemental Data
Net assets, end of period (000)	$ 226,661	$ 278,225	$ 321,212	$ 262,426	$ 283,669	$ 271,421
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
See Notes to Financial Statements.

42 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Financial Highlights (continued)				CMA New Jersey Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0006	0.0128	0.0278	0.0290	0.0211	0.0082
Net realized gain (loss)	—	0.0000	0.0002	0.0001	(0.0000)	(0.0001)
Net increase from investment operations	0.0006	0.0128	0.0280	0.0291	0.0211	0.0081
Dividends and distributions from:
Net investment income	(0.0006)	(0.0128)	(0.0278)	(0.0290)	(0.0211)	(0.0082)
Net realized gain	—	(0.0000)	—	—	—	(0.0000)
Total dividends and distributions	(0.0006)	(0.0128)	(0.0278)	(0.0290)	(0.0211)	(0.0082)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.06%[2]	1.29%	2.81%	2.93%	2.14%	0.83%
Ratios to Average Net Assets
Total expenses	0.65%[3]	0.61%	0.60%	0.62%	0.63%	0.63%
Net expenses after fees waived	0.62%[3]	0.61%	0.60%	0.62%	0.63%	0.63%
Net investment income	0.12%[3]	1.26%	2.71%	2.92%	2.12%	0.81%
Supplemental Data
Net assets, end of period (000)	$ 1,153,556	$ 1,514,759	$ 1,771,689	$ 1,342,082	$ 1,103,796	$ 1,027,382

Financial Highlights				CMA New York Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0003	0.0114	0.0284	0.0298	0.0213	0.0087
Net realized gain (loss)	—	0.0001	0.0001	0.0002	(0.0001)	(0.0001)
Net increase from investment operations	0.0003	0.0115	0.0285	0.0300	0.0212	0.0086
Dividends and distributions from:
Net investment income	(0.0003)	(0.0114)	(0.0284)	(0.0298)	(0.0213)	(0.0087)
Net realized gain	—	—	(0.0001)	(0.0000)	—	(0.0001)
Total dividends and distributions	(0.0003)	(0.0114)	(0.0285)	(0.0298)	(0.0213)	(0.0088)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.03%[2]	1.15%	2.87%	3.01%	2.15%	0.88%
Ratios to Average Net Assets
Total expenses	0.62%[3]	0.58%	0.56%	0.57%	0.58%	0.58%
Total expenses after fees waived and paid indirectly	0.48%[3]	0.58%	0.56%	0.57%	0.58%	0.58%
Net investment income	0.07%[3]	1.13%	2.77%	2.99%	2.14%	0.86%
Supplemental Data
Net assets, end of period (000)	$ 2,213,627	$ 3,006,793	$ 3,644,843	$ 2,835,705	$ 2,510,821	$ 2,312,666
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 43

Financial Highlights (continued)				CMA North Carolina Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0003	0.0114	0.0276	0.0288	0.0185	0.0074
Net realized gain (loss)	—	(0.0001)	(0.0000)	0.0000	0.0000	(0.0000)
Net increase from investment operations	0.0003	0.0113	0.0276	0.0288	0.0185	0.0074
Dividends and distributions from:
Net investment income	(0.0003)	(0.0114)	(0.0276)	(0.0288)	(0.0185)	(0.0074)
Net realized gain	—	—	—	—	—	(0.0001)
Total dividends and distributions	(0.0003)	(0.0114)	(0.0276)	(0.0288)	(0.0185)	(0.0075)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.03%[2]	1.15%	2.79%	2.90%	2.08%	0.75%
Ratios to Average Net Assets
Total expenses	0.79%[3]	0.74%	0.72%	0.73%	0.72%	0.72%
Total expenses after fees waived and paid indirectly	0.66%[3]	0.74%	0.72%	0.73%	0.72%	0.72%
Net investment income	0.07%[3]	1.13%	2.70%	2.88%	2.06%	0.72%
Supplemental Data
Net assets, end of period (000)	$ 139,739	$ 190,318	$ 276,677	$ 199,378	$ 203,180	$ 202,597

Financial Highlights				CMA Ohio Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0008	0.0136	0.0279	0.0287	0.0204	0.0078
Net realized gain	—	0.0004	0.0001	0.0000	0.0000	—
Net increase from investment operations	0.0008	0.0140	0.0280	0.0287	0.0204	0.0078
Dividends and distributions from:
Net investment income	(0.0008)	(0.0136)	(0.0279)	(0.0287)	(0.0204)	(0.0078)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)	—
Total dividends and distributions	(0.0008)	(0.0136)	(0.0279)	(0.0287)	(0.0204)	(0.0078)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.08%[2]	1.37%	2.83%	2.90%	2.07%	0.78%
Ratios to Average Net Assets
Total expenses	0.74%[3]	0.71%	0.69%	0.70%	0.70%	0.70%
Total expenses after fees waived and paid indirectly	0.73%[3]	0.71%	0.69%	0.70%	0.70%	0.70%
Net investment income	0.17%[3]	1.32%	2.73%	2.88%	2.04%	0.77%
Supplemental Data
Net assets, end of period (000)	$ 370,510	$ 463,602	$ 480,922	$ 378,461	$ 327,056	$ 379,307
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
See Notes to Financial Statements.

44 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Financial Highlights (concluded)				CMA Pennsylvania Municipal Money Fund
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0111	0.0277	0.0292	0.0208	0.0080
Net realized gain (loss)	—	0.0001	0.0000	(0.0000)	(0.0002)	0.0000
Net increase from investment operations	0.0002	0.0112	0.0277	0.0292	0.0206	0.0080
Dividends from net investment income	(0.0002)	(0.0111)	(0.0277)	(0.0292)	(0.0208)	(0.0080)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.02%[2]	1.12%	2.80%	2.95%	2.11%	0.80%
Ratios to Average Net Assets
Total expenses	0.73%[3]	0.68%	0.67%	0.69%	0.69%	0.69%
Total expenses after fees waived and paid indirectly	0.56%[3]	0.68%	0.67%	0.69%	0.69%	0.69%
Net investment income	0.05%[3]	1.12%	2.72%	2.93%	2.09%	0.79%
Supplemental Data
Net assets, end of period (000)	$ 383,854	$ 590,238	$ 667,352	$ 515,749	$ 497,912	$ 454,881
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 45

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

CMA Arizona Municipal Money Fund (“CMA Arizona”), CMA California
Municipal Money Fund (“CMA California”), CMA Connecticut Municipal
Money Fund (“CMA Connecticut”), CMA Florida Municipal Money Fund
(“CMA Florida”), CMA Massachusetts Municipal Money Fund (“CMA
Massachusetts”), CMA Michigan Municipal Money Fund (“CMA Michigan”),
CMA New Jersey Municipal Money Fund (“CMA New Jersey”), CMA New
York Municipal Money Fund (“CMA New York”), CMA North Carolina
Municipal Money Fund (“CMA North Carolina”), CMA Ohio Municipal
Money Fund (“CMA Ohio”) and CMA Pennsylvania Municipal Money
Fund (“CMA Pennsylvania”) (collectively, the “Funds”) are part of CMA
Multi-State Municipal Series Trust (the “Trust”). The Trust is organized as a Massachusetts business trust. The Funds are registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds’
financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The
Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds amortize all premi-
ums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared and reinvested daily and paid monthly.
Distributions of realized gains, if any, are recorded on the ex-dividend date.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for the four years ended March 31, 2009. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of finan-
cial assets. This guidance is intended to improve the relevance, representa-
tional faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial perform-
ance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November
15, 2009. Earlier application is prohibited. The recognition and measure-
ment provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund are charged to that Fund.
Other operating expenses shared by several funds are prorated among the funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Trust, on behalf of each of the Funds, entered into a separate Invest-
ment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the
Funds’ investment advisor, an indirect, wholly owned subsidiary of
BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each Fund pays the Manager a monthly fee based on the average daily value of the Fund’s net assets at the following annual rates:

Portion of Average Daily Value of Net Assets:	Rate
Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.425%
In excess of $1 billion	0.375%

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, with respect to each Fund under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the invest-
ment advisory fee paid by each Fund to the Manager.

For the six months ended September 30, 2009, the Funds reimbursed the
Manager the following amounts for certain accounting services, which are included in accounting services in the Statements of Operations:

46 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Notes to Financial Statements (concluded)

Accounting
Services
CMA Arizona	$ 1,417
CMA California	$28,054
CMA Connecticut	$ 5,714
CMA Florida	$ 2,278
CMA Massachusetts	$ 3,866
CMA Michigan	$ 2,778
CMA New Jersey	$15,875
CMA New York	$30,208
CMA North Carolina	$ 1,855
CMA Ohio	$ 4,746
CMA Pennsylvania	$ 5,806

The Trust, on behalf of the Funds, has entered into a Distribution Agreement and a Shareholder Servicing and Distribution Plan (the “Distribution Plan”)
with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Trust on behalf of the
Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL a distribution fee. The fee is accrued daily and paid monthly at an annual rate of 0.125% of each Fund’s average daily net assets.

The Manager and BRIL voluntarily agreed to waive a portion of their respec-
tive advisory and distribution fees and/or reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income divi-
dend. These amounts are shown as fees waived by advisor and distribution fees waived in the Statements of Operations. The Manager and BRIL may
discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Trust are officers and/or directors of
BlackRock or its affiliates. The Funds reimburse the Manager for compensa-
tion paid to the Trust’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open trans-
actions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets with respect to net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

5. Capital Loss Carryforward:

As of March 31, 2009, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

	CMA	CMA	CMA	CMA
Expires March 31,	Arizona	Michigan	North Carolina	Pennsylvania
2013	$ 789	—	$ 866	—
2014	3,372	$ 5,729	—	—
2015	9,094	37,819	—	$ 42,654
2016	—	—	340	—
2017	—	—	12,323	—
Total	$ 13,255	$ 43,548	$ 13,529	$ 42,654

6. Federal Insurance:

The Funds participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in that Fund would have federal insurance of $1.00 per share up to the lesser of shareholders’ bal-
ances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a share-
holder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired
September 18, 2009, each Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Funds’
shares outstanding value as of September 19, 2008. The participation fee for the period April 1, 2009 to September 30, 2009 is included in federal insurance in the Statements of Operations.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Funds through November 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requir-
ing adjustment or disclosure in the financial statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 47

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of CMA Multi-State Municipal Series Trust (the
“Trust”) met on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the separate investment advisory agreements (collectively, the
“Advisory Agreements”) between the Trust and BlackRock Advisors, LLC (the
“Manager”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and colletively, the “Funds”). The Board also con-
sidered the approval of the separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and BlackRock
Investment Management, LLC (the “Sub-Advisor”) with respect to each of the Funds. The Manager and the Sub-Advisor are referred to herein as
“BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements
are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “inter-
ested persons” of the Trust as defined in the Investment Company Act of
1940, as amended (the “1940 Act”) (the “Independent Board Members”).
The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of invest-
ment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members.
The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee,
a Performance Oversight and Contract Committee and an Executive
Committee, each of which is composed of Independent Board Members
(except for the Performance Oversight and Contract Committee and the
Executive Committee, which each have one interested Board Member)
and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continua-
tion of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and share-
holder services, oversight of fund accounting and custody, marketing serv-
ices and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperfor-
mance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the
Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) each Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions, (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services pro-
vided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on each Fund’s fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper and, as pertinent, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d)
the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Board reviewed mate-
rials relating to its consideration of the Agreements. As a result of the dis-
cussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional informa-
tion and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Board Members present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory
Agreements between the Manager and the Trust with respect to each Fund and the Sub-Advisory Agreements between the Manager and the Sub-
Advisor with respect to each Fund, each for a one-year term ending June
30, 2010. The Board considered all factors it believed relevant with respect to each Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment perform-
ance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates

48 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

relating to the distribution of Fund shares, services related to the valu-
ation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their rela-
tionship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory ser-
vices and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each
Fund. BlackRock and its affiliates and significant shareholders provide the
Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the opera-
tions of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) prepar-
ing disclosure documents, such as the prospectus, the statement of addi-
tional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance sup-
port; and (vi) performing other administrative functions necessary for the operation of the Trust, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and com-
pliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board,
including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 16, 2009 meeting, the Board was provided with reports, independently prepared by
Lipper, which included a comprehensive analysis of each Fund’s perform-
ance. The Board also reviewed a narrative and statistical analysis of the
Lipper data that was prepared by BlackRock, which analyzed various fac-
tors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper cate-
gory and, as pertinent, customized peer group selected by BlackRock. The
Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of each
Fund throughout the year. The Board attaches more importance to perform-
ance over relatively long periods of time, typically three to five years.

The Board noted that in general CMA New Jersey Municipal Money Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

The Board noted that in general CMA Florida Municipal Money Fund per-
formed better than its Peers in that the Fund’s performance was at or above the median of its Customized Lipper Peer Group in at least two of the one-, three- and since-inception periods reported.

The Board noted that in general CMA California Municipal Money Fund,
CMA Connecticut Municipal Money Fund and CMA North Carolina
Municipal Money Fund each underperformed its respective Peers in that the Fund’s performance was below the median of its respective Lipper
Performance Universe or Customized Lipper Peer Group (in the case of
CMA North Carolina Municipal Money Fund) in each of the one-, three- and five-year periods reported; however, the underperformance was within 5%
of the median return of the Fund’s respective Lipper Performance Universe or Customized Lipper Peer Group, as pertinent, for all of the periods during which the Fund underperformed.

The Board noted that the performance of CMA New York Municipal Money
Fund was below the median of its Lipper Performance Universe for the one-
and three-year periods reported. The Board and BlackRock reviewed the reasons for the Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the under-
performance of the Fund relative to its Peers is mainly attributable to the
Fund’s holding a larger percentage of its assets in cash because of the scarcity of securities meeting the Fund’s quality standards. The decision to keep a higher percentage of the Fund’s assets in cash in light of the credit crisis was determined to be the prudent approach despite its negative impact on yield. The Board also noted that the Fund’s performance for the five-year period reported was better than the median of the Fund’s Lipper
Performance Universe. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the Fund’s performance.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 49

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board noted that the performance of CMA Arizona Municipal Money
Fund, CMA Massachusetts Municipal Money Fund, CMA Michigan Municipal
Money Fund, CMA Ohio Municipal Money Fund and CMA Pennsylvania
Municipal Money Fund was below the median of each Fund’s respective
Lipper Performance Universe or Customized Lipper Peer Group (in the case of CMA Arizona Municipal Money Fund) for the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for each
Fund’s underperformance during these periods compared with its respec-
tive Peers. The Board was informed that, among other things, the underper-
formance of each Fund relative to its Peers is mainly attributable to the
Fund’s holding a larger percentage of its assets in cash because of the scarcity of securities meeting the Fund’s quality standards. The decision to keep a higher percentage of each Fund’s assets in cash in light of the credit crisis was determined to be the prudent approach despite its nega-
tive impact on yield. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve each Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: The Board, including the Independent Board
Members, reviewed each Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared each Fund’s total expenses, as well as actual management fees, to those of other com-
parable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s prof-
itability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31,
2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profit-
ability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating mar-
gin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating mar-
gins for BlackRock with respect to its registered funds are generally consis-

tent with margins earned by similarly situated publicly traded competitors.
In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-
traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the
Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed
BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment manage-
ment personnel to perform its obligations under the Agreements and to con-
tinue to provide the high quality of services that is expected by the Board.

The Board noted that although the contractual advisory fees of CMA
Arizona Municipal Money Fund were above the median of its Peers, its actual and/or contractual management fees were lower than or equal to the median of its Peers.

The Board noted that although the contractual advisory fees of CMA
California Municipal Money Fund, which do not take into account any expense reimbursement or fee waivers, were above the median of its Peers, such fees were within 5% of the median amount.

The Board noted that although the contractual advisory fees of CMA
Connecticut Municipal Money Fund, CMA Florida Municipal Money Fund,
CMA Massachusetts Municipal Money Fund, CMA New Jersey Municipal
Money Fund, CMA New York Municipal Money Fund, CMA North Carolina
Municipal Money Fund and CMA Ohio Municipal Money Fund were above the median of their respective Peers, each Fund’s actual and/or contractual management fees were within 5% of the median amount of its Peers.

The Board noted that the contractual advisory fees of CMA Michigan
Municipal Money Fund were above the median of its Peers.

The Board noted that although the contractual advisory fees of CMA
Pennsylvania Municipal Money Fund were above the median of its Peers, its actual total expenses were lower than or equal to the median of its Peers.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the
Fund increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the assets of the
Funds. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall

50 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered
BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Funds, both tangible and intangi-
ble, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affili-
ates and significant shareholders as service providers to the Funds, includ-
ing for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar prac-
tices. The Board received reports from BlackRock which included informa-
tion on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members present at the meeting, including the Independent
Board Members present at the meeting, unanimously approved the cont-
inuation of the Advisory Agreements between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreements between the Manager and the Sub-Advisor with respect to each Fund for a one-year term ending June 30, 2010.
Based upon their evaluation of all these factors in their totality, the
Board Members present at the meeting, including the Independent Board
Members present at the meeting, were satisfied that the terms of the
Agreements were fair and reasonable and in the best interest of each per-
tinent Fund and its shareholders. In arriving at a decision to approve the
Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and dif-
ferent Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board
Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board
Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 51

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board of Trustees and Trustee
Rodney D. Johnson, Co-Chair of the Board of Trustees and Trustee
David O. Beim, Trustee
Richard S. Davis, Trust President and Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee and Member of the Audit Committee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chair of the Audit Committee and Trustee
Frederick W. Winter, Trustee and Member of the Audit Committee
Anne F. Ackerley, Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, New Jersey 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, Chief Executive Officer of the Trust, retired. The Trust’s Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became Chief Executive Officer of the Trust, and Jeffrey Holland and Brian Schmidt
became Vice Presidents of the Trust.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became Vice
Presidents of the Trust.

52 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be com-
bined with those for other members of your household, please contact the
Funds at (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 221-7210;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June
30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at
http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800)
221-7210.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009 53

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguard-
ing their non-public personal information. The following information is pro-
vided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

54 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency disclosed. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 221-7210. The Funds’
current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#CMASTATES-9/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: November 20, 2009